Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Shares	Value
COMMON STOCKS† - 13.8%
Financial - 3.5%
KKR Acquisition Holdings I Corp. — Class A*,1	783,534	$ 7,694,303
RXR Acquisition Corp. — Class A*,1	160,538	1,578,089
TPG Pace Beneficial II Corp.*,1	160,210	1,558,844
Colicity, Inc. — Class A*,1	120,524	1,184,751
MSD Acquisition Corp. — Class A*,1	116,869	1,153,497
AfterNext HealthTech Acquisition Corp. — Class A*,1	107,300	1,047,248
Conyers Park III Acquisition Corp. — Class A*,1	99,600	965,124
Acropolis Infrastructure Acquisition Corp. — Class A*,1	98,300	956,459
Waverley Capital Acquisition Corp. 1 — Class A*,1	93,900	920,220
Blue Whale Acquisition Corp. I — Class A*,1	57,300	553,518
Arthur J Gallagher & Co.[2]	2,315	420,335
Nasdaq, Inc.[2]	7,032	418,615
Duke Realty Corp. REIT[2]	7,089	417,188
Extra Space Storage, Inc. REIT[2]	2,090	415,346
Raymond James Financial, Inc.[2]	3,950	412,261
Goldman Sachs Group, Inc.[2]	1,220	405,857
Principal Financial Group, Inc.[2]	5,340	399,218
Brown & Brown, Inc.[2]	6,294	396,774
Charles Schwab Corp.[2]	5,545	393,418
VICI Properties, Inc. REIT	11,821	389,975
M&T Bank Corp.[2]	2,136	388,282
Morgan Stanley[2]	4,546	387,410
Aon plc — Class A2	1,377	384,541
Progressive Corp.[2]	3,119	382,545
Marsh & McLennan Companies, Inc.[2]	2,360	380,833
Cboe Global Markets, Inc.[2]	3,226	380,571
Regions Financial Corp.[2]	17,499	379,203
BlackRock, Inc. — Class A2	569	379,176
Wells Fargo & Co.[2]	8,674	379,141
Aflac, Inc.[2]	6,343	376,901
First Republic Bank[2]	2,478	376,235
Ameriprise Financial, Inc.[2]	1,402	375,750
Huntington Bancshares, Inc.[2]	28,003	375,240
CBRE Group, Inc. — Class A*,2	4,748	374,902
Public Storage REIT[2]	1,133	374,830
Globe Life, Inc.[2]	3,854	374,570
Franklin Resources, Inc.[2]	14,311	373,088
Comerica, Inc.[2]	4,639	372,512
Prologis, Inc. REIT[2]	2,950	367,304
Realty Income Corp. REIT[2]	5,370	366,664
Synchrony Financial[2]	11,152	365,228
Iron Mountain, Inc. REIT[2]	6,939	365,061
Willis Towers Watson plc[2]	1,762	364,434
T. Rowe Price Group, Inc.[2]	3,034	364,080
State Street Corp.[2]	5,304	362,528
Zions Bancorp North America[2]	6,581	362,153
Discover Financial Services[2]	3,602	361,965
Alexandria Real Estate Equities, Inc. REIT[2]	2,358	361,717
MetLife, Inc.[2]	5,580	358,961
Citigroup, Inc.[2]	7,346	358,558
American Tower Corp. — Class A REIT[2]	1,411	358,465
AvalonBay Communities, Inc. REIT[2]	1,782	358,022
Equinix, Inc. REIT[2]	544	357,609
Kimco Realty Corp. REIT[2]	16,946	357,222
Intercontinental Exchange, Inc.[2]	3,527	355,698
Healthpeak Properties, Inc. REIT[2]	13,491	354,139
SBA Communications Corp. REIT[2]	1,088	353,872
Truist Financial Corp.[2]	7,540	353,174
Visa, Inc. — Class A2	1,775	352,710
Equity Residential REIT[2]	4,816	352,435
Bank of America Corp.[2]	10,474	352,031
Regency Centers Corp. REIT[2]	5,773	351,229
Crown Castle, Inc. REIT[2]	2,051	350,372
PNC Financial Services Group, Inc.[2]	2,210	349,180
Simon Property Group, Inc. REIT[2]	3,409	347,650
Federal Realty Investment Trust REIT[2]	3,427	347,052
American Express Co.[2]	2,283	347,016
UDR, Inc. REIT[2]	7,725	346,621
Citizens Financial Group, Inc.[2]	9,436	346,113
Prudential Financial, Inc.[2]	3,587	343,455
KeyCorp[2]	19,414	343,434
Mastercard, Inc. — Class A2	1,058	343,183
CME Group, Inc. — Class A2	1,754	343,100
Allstate Corp.[2]	2,843	342,582
Everest Re Group Ltd.	1,273	342,501
American International Group, Inc.[2]	6,614	342,275
Mid-America Apartment Communities, Inc. REIT[2]	2,061	341,446
Essex Property Trust, Inc. REIT[2]	1,279	339,012
Bank of New York Mellon Corp.[2]	8,159	338,843
Travelers Companies, Inc.[2]	2,092	338,151
Berkshire Hathaway, Inc. — Class B*,2	1,203	337,802
Host Hotels & Resorts, Inc. REIT[2]	19,001	337,648
W R Berkley Corp.[2]	5,189	336,247
JPMorgan Chase & Co.[2]	2,952	335,731
Weyerhaeuser Co. REIT[2]	9,815	335,280
Hartford Financial Services Group, Inc.[2]	5,187	333,576
Digital Realty Trust, Inc. REIT[2]	2,696	333,306
Invesco Ltd.[2]	20,225	333,106
Northern Trust Corp.[2]	3,492	332,054
Fifth Third Bancorp[2]	9,721	331,972
Chubb Ltd.	1,756	331,972
Camden Property Trust REIT[2]	2,577	331,170
U.S. Bancorp[2]	7,240	330,216
Capital One Financial Corp.[2]	3,106	328,677
Welltower, Inc. REIT[2]	4,282	328,215
Loews Corp.[2]	5,870	324,670
Assurant, Inc.[2]	2,037	322,844

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

Shares	Value

COMMON STOCKS† - 13.8% (continued)
Financial - 3.5% (continued)
Ventas, Inc. REIT[2]	6,678	$ 319,609
SVB Financial Group*,2	786	319,525
Lincoln National Corp.[2]	6,818	314,037
Signature Bank[2]	1,691	294,843
Cincinnati Financial Corp.[2]	2,954	286,420
Vornado Realty Trust REIT[2]	10,866	284,907
Boston Properties, Inc. REIT[2]	3,564	283,088
Pershing Square Tontine Holdings Ltd. — Class A Escrow*,†††,1	1,042,740	104
Sparta Systems*,†††	1,922	–
Total Financial		51,051,034
Consumer, Non-cyclical - 2.7%
Cardinal Health, Inc.[2]	6,625	468,520
Molina Healthcare, Inc.*,2	1,268	427,785
Lamb Weston Holdings, Inc.[2]	5,320	423,100
McKesson Corp.[2]	1,130	414,710
PayPal Holdings, Inc.*,2	4,380	409,267
Automatic Data Processing, Inc.[2]	1,674	409,142
Nielsen Holdings plc[2]	14,516	404,125
Gartner, Inc.*,2	1,416	404,013
Verisk Analytics, Inc. — Class A2	2,142	400,897
Centene Corp.*,2	4,455	399,792
General Mills, Inc.[2]	5,180	397,824
Cigna Corp.[2]	1,398	396,263
Quanta Services, Inc.[2]	2,798	395,357
Vertex Pharmaceuticals, Inc.*,2	1,389	391,365
Clorox Co.[2]	2,702	390,007
J M Smucker Co.[2]	2,758	386,092
Hormel Foods Corp.[2]	7,676	385,949
Avery Dennison Corp.[2]	2,097	385,051
Dexcom, Inc.*,2	4,680	384,743
Cintas Corp.[2]	945	384,464
Humana, Inc.[2]	797	383,979
Campbell Soup Co.[2]	7,547	380,218
Boston Scientific Corp.*,2	9,429	380,083
Danaher Corp.[2]	1,408	380,033
UnitedHealth Group, Inc.[2]	731	379,630
Brown-Forman Corp. — Class B2	5,174	376,150
PepsiCo, Inc.[2]	2,179	375,376
Corteva, Inc.[2]	6,109	375,276
Conagra Brands, Inc.[2]	10,875	373,883
Global Payments, Inc.[2]	3,003	373,063
Hershey Co.[2]	1,660	372,952
S&P Global, Inc.[2]	1,053	370,725
CVS Health Corp.[2]	3,773	370,320
Kellogg Co.[2]	5,090	370,247
Gilead Sciences, Inc.[2]	5,831	370,094
ResMed, Inc.[2]	1,680	369,466
Archer-Daniels-Midland Co.[2]	4,183	367,644
Moderna, Inc.*,2	2,772	366,652
Thermo Fisher Scientific, Inc.[2]	672	366,455
Moody's Corp.[2]	1,285	365,608
United Rentals, Inc.*,2	1,248	364,466
Constellation Brands, Inc. — Class A2	1,481	364,400
IQVIA Holdings, Inc.*,2	1,708	363,223
ABIOMED, Inc.*,2	1,398	362,473
Colgate-Palmolive Co.[2]	4,622	361,487
Monster Beverage Corp.*,2	4,069	361,449
Estee Lauder Companies, Inc. — Class A2	1,418	360,711
Mondelez International, Inc. — Class A2	5,825	360,335
AmerisourceBergen Corp. — Class A2	2,452	359,365
Eli Lilly & Co.[2]	1,192	359,066
Becton Dickinson and Co.[2]	1,420	358,436
Equifax, Inc.[2]	1,894	357,493
Regeneron Pharmaceuticals, Inc.*,2	613	356,190
Elevance Health, Inc.[2]	734	356,071
Coca-Cola Co.[2]	5,767	355,882
Sysco Corp.[2]	4,324	355,519
Amgen, Inc.[2]	1,476	354,683
Incyte Corp.*,2	5,030	354,263
Kraft Heinz Co.[2]	9,458	353,729
Kimberly-Clark Corp.[2]	2,772	353,485
Rollins, Inc.[2]	10,436	352,319
West Pharmaceutical Services, Inc.[2]	1,181	350,391
Biogen, Inc.*,2	1,793	350,316
Molson Coors Beverage Co. — Class B2	6,767	349,651
Laboratory Corporation of America Holdings[2]	1,552	349,619
Merck & Company, Inc.[2]	4,063	346,818
Bio-Techne Corp.[2]	1,041	345,414
HCA Healthcare, Inc.[2]	1,743	344,887
Intuitive Surgical, Inc.*,2	1,674	344,409
Procter & Gamble Co.[2]	2,495	344,160
Church & Dwight Company, Inc.[2]	4,093	342,625
IDEXX Laboratories, Inc.*,2	985	342,406
Edwards Lifesciences Corp.*,2	3,778	340,398
Bio-Rad Laboratories, Inc. — Class A*,2	700	339,528
Zoetis, Inc.[2]	2,167	339,200
Quest Diagnostics, Inc.[2]	2,699	338,212
McCormick & Company, Inc.[2]	4,001	336,364
Illumina, Inc.*,2	1,663	335,327
Hologic, Inc.*,2	4,938	333,611
Medtronic plc[2]	3,786	332,865
AbbVie, Inc.[2]	2,473	332,520
PerkinElmer, Inc.[2]	2,460	332,248
Zimmer Biomet Holdings, Inc.[2]	3,124	332,144
Stryker Corp.[2]	1,618	332,014
Abbott Laboratories[2]	3,231	331,662
Johnson & Johnson[2]	2,053	331,231
Philip Morris International, Inc.[2]	3,461	330,491
Kroger Co.[2]	6,893	330,450
Keurig Dr Pepper, Inc.	8,590	327,451
Altria Group, Inc.[2]	7,237	326,533
Charles River Laboratories International, Inc.*,2	1,589	326,142
STERIS plc	1,603	322,812
Waters Corp.*,2	1,074	320,696
Pfizer, Inc.[2]	7,088	320,590
Align Technology, Inc.*,2	1,315	320,465
Henry Schein, Inc.*,2	4,349	319,260

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

Shares	Value
COMMON STOCKS† - 13.8% (continued)
Consumer, Non-cyclical - 2.7% (continued)
DaVita, Inc.*,2	3,743	$ 319,241
Bristol-Myers Squibb Co.[2]	4,717	317,973
FleetCor Technologies, Inc.*,2	1,493	317,307
Tyson Foods, Inc. — Class A2	4,209	317,274
MarketAxess Holdings, Inc.[2]	1,264	314,218
Robert Half International, Inc.[2]	4,080	314,038
Cooper Companies, Inc.[2]	1,054	302,962
Viatris, Inc.[2]	31,624	302,009
Dentsply Sirona, Inc.[2]	9,038	296,175
Universal Health Services, Inc. — Class B2	3,001	293,618
Teleflex, Inc.[2]	1,293	292,554
Catalent, Inc.*,2	3,320	292,160
Organon & Co.[2]	9,988	284,958
Baxter International, Inc.[2]	4,843	278,279
Cengage Learning Holdings II, Inc.*,††	11,126	152,983
Targus Group International Equity, Inc.*,†††,3	45,049	112,911
Save-A-Lot*,††	40,316	16,812
Total Consumer, Non-cyclical		39,319,747
Consumer, Cyclical - 1.7%
ATD New Holdings, Inc.*,††	23,593	1,651,510
Chipotle Mexican Grill, Inc. — Class A*,2	267	426,346
Tesla, Inc.*,2	1,506	415,069
Ford Motor Co.[2]	27,137	413,568
Genuine Parts Co.[2]	2,606	406,562
O'Reilly Automotive, Inc.*,2	578	402,935
WW Grainger, Inc.[2]	725	402,331
Las Vegas Sands Corp.*,2	10,522	395,943
Costco Wholesale Corp.[2]	756	394,708
Ross Stores, Inc.[2]	4,539	391,579
Starbucks Corp.[2]	4,655	391,346
Copart, Inc.*,2	3,263	390,418
LKQ Corp.[2]	7,148	380,416
General Motors Co.[2]	9,955	380,380
Walmart, Inc.[2]	2,869	380,286
Bath & Body Works, Inc.[2]	10,104	377,182
McDonald's Corp.[2]	1,492	376,402
Tapestry, Inc.[2]	10,829	376,091
TJX Companies, Inc.[2]	6,006	374,474
Cummins, Inc.[2]	1,723	371,082
Target Corp.[2]	2,287	366,698
Ulta Beauty, Inc.*,2	869	364,867
PACCAR, Inc.[2]	4,162	364,217
Darden Restaurants, Inc.[2]	2,943	364,078
Lennar Corp. — Class A2	4,692	363,395
Lowe's Companies, Inc.[2]	1,869	362,848
AutoZone, Inc.*,2	171	362,385
Dollar General Corp.[2]	1,518	360,403
BorgWarner, Inc.[2]	9,445	356,077
MGM Resorts International[2]	10,883	355,221
DR Horton, Inc.[2]	4,970	353,616
Home Depot, Inc.[2]	1,217	351,007
Hilton Worldwide Holdings, Inc.[2]	2,756	351,004
Alaska Air Group, Inc.*,2	7,989	348,001
NVR, Inc.*,2	84	347,765
Domino's Pizza, Inc.[2]	931	346,202
Yum! Brands, Inc.[2]	3,096	344,399
Fastenal Co.[2]	6,814	342,949
Exide Technologies*,†††	342	341,710
Live Nation Entertainment, Inc.*,2	3,779	341,470
Marriott International, Inc. — Class A2	2,215	340,534
PulteGroup, Inc.[2]	8,374	340,487
Wynn Resorts Ltd.*,2	5,610	339,910
Best Buy Company, Inc.[2]	4,747	335,565
Whirlpool Corp.[2]	2,134	334,185
Penn Entertainment, Inc.*,2	10,686	333,724
Norwegian Cruise Line Holdings Ltd.*	25,392	332,127
Tractor Supply Co.[2]	1,789	331,233
Advance Auto Parts, Inc.[2]	1,953	329,354
Hasbro, Inc.[2]	4,171	328,758
NIKE, Inc. — Class B2	3,079	327,759
Newell Brands, Inc.[2]	18,326	327,119
Aptiv plc*,2	3,496	326,631
CarMax, Inc.*,2	3,688	326,167
Southwest Airlines Co.*,2	8,824	323,841
Ralph Lauren Corp. — Class A2	3,536	322,943
Caesars Entertainment, Inc.*,2	7,392	318,743
Delta Air Lines, Inc.*,2	10,085	313,341
American Airlines Group, Inc.*,2	24,078	312,773
Pool Corp.[2]	909	308,324
Dollar Tree, Inc.*,2	2,270	307,994
VF Corp.[2]	7,413	307,269
Royal Caribbean Cruises Ltd.*	7,420	303,107
PVH Corp.[2]	5,359	301,444
United Airlines Holdings, Inc.*,2	8,605	301,261
Walgreens Boots Alliance, Inc.[2]	8,430	295,556
Carnival Corp.*,2	30,597	289,448
Total Consumer, Cyclical		24,846,537
Industrial - 1.7%
Boeing Co.*,2	2,694	431,713
Trane Technologies plc[2]	2,689	414,294
Keysight Technologies, Inc.*,2	2,520	413,003
Xylem, Inc.[2]	4,420	402,662
Republic Services, Inc. — Class A2	2,799	399,473
CH Robinson Worldwide, Inc.[2]	3,481	397,356
Waste Management, Inc.[2]	2,339	395,361
Rockwell Automation, Inc.[2]	1,662	393,794
United Parcel Service, Inc. — Class B2	2,016	392,132
Nordson Corp.[2]	1,706	387,552
Huntington Ingalls Industries, Inc.[2]	1,671	384,764
IDEX Corp.[2]	1,912	384,714
Amphenol Corp. — Class A2	5,216	383,532
Deere & Co.[2]	1,043	380,956
Old Dominion Freight Line, Inc.[2]	1,402	380,517
Fortive Corp.[2]	5,987	379,157
Martin Marietta Materials, Inc.[2]	1,087	377,961
Agilent Technologies, Inc.[2]	2,925	375,131
Vulcan Materials Co.[2]	2,245	373,770
Norfolk Southern Corp.[2]	1,523	370,287
Expeditors International of Washington, Inc.[2]	3,597	370,095

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Shares	Value
COMMON STOCKS† - 13.8% (continued)
Industrial - 1.7% (continued)
J.B. Hunt Transport Services, Inc.[2]	2,123	$ 369,445
Howmet Aerospace, Inc.[2]	10,423	369,287
Union Pacific Corp.[2]	1,642	368,645
Snap-on, Inc.[2]	1,692	368,619
AMETEK, Inc.[2]	3,050	366,488
Carrier Global Corp.[2]	9,361	366,202
CSX Corp.[2]	11,553	365,652
Northrop Grumman Corp.[2]	764	365,184
TransDigm Group, Inc.[2]	607	364,437
Johnson Controls International plc[2]	6,728	364,254
TE Connectivity Ltd.[2]	2,871	362,349
Ingersoll Rand, Inc.[2]	7,627	361,291
FedEx Corp.[2]	1,713	361,118
General Dynamics Corp.[2]	1,577	361,023
Honeywell International, Inc.[2]	1,901	359,954
Trimble, Inc.*,2	5,665	358,311
Parker-Hannifin Corp.[2]	1,343	355,895
General Electric Co.[2]	4,840	355,450
Mettler-Toledo International, Inc.*,2	293	355,251
Eaton Corporation plc[2]	2,577	352,121
Illinois Tool Works, Inc.[2]	1,800	350,694
Otis Worldwide Corp.[2]	4,833	349,039
Textron, Inc.[2]	5,591	348,767
Lockheed Martin Corp.[2]	823	345,750
Westinghouse Air Brake Technologies Corp.[2]	3,924	343,939
Jacobs Solutions, Inc.[2]	2,745	341,972
A O Smith Corp.[2]	6,038	340,845
Teledyne Technologies, Inc.*,2	924	340,365
Dover Corp.[2]	2,717	339,516
L3Harris Technologies, Inc.[2]	1,473	336,124
Amcor plc	27,758	333,374
Raytheon Technologies Corp.[2]	3,709	332,883
Emerson Electric Co.[2]	4,058	331,701
Masco Corp.[2]	6,473	329,281
Pentair plc[2]	7,331	326,230
Fortune Brands Home & Security, Inc.[2]	5,293	325,149
Packaging Corporation of America[2]	2,338	320,119
3M Co.[2]	2,573	319,952
Westrock Co.[2]	7,850	318,632
Sealed Air Corp.[2]	5,887	316,779
Allegion plc[2]	3,306	314,401
Garmin Ltd.[2]	3,522	311,662
Caterpillar, Inc.[2]	1,646	304,033
Generac Holdings, Inc.*,2	1,349	297,333
Mohawk Industries, Inc.*,2	2,685	296,317
Ball Corp.[2]	5,057	282,231
Stanley Black & Decker, Inc.[2]	3,126	275,401
BP Holdco LLC*,†††,3	121,041	73,398
Vector Phoenix Holdings, LP*,†††	121,040	28,923
Total Industrial		24,314,010
Technology - 1.5%
Citrix Systems, Inc.[2]	10,484	1,077,441
EPAM Systems, Inc.*	1,167	497,725
Broadridge Financial Solutions, Inc.[2]	2,528	432,718
Paycom Software, Inc.*,2	1,203	422,494
Cadence Design Systems, Inc.*,2	2,375	412,704
Apple, Inc.[2]	2,558	402,169
Synopsys, Inc.*,2	1,160	401,383
Ceridian HCM Holding, Inc.*,2	6,665	397,500
Intuit, Inc.[2]	917	395,942
Oracle Corp.[2]	5,205	385,951
MSCI, Inc. — Class A2	857	384,999
Tyler Technologies, Inc.*,2	1,033	383,770
Autodesk, Inc.*,2	1,893	381,894
Fiserv, Inc.*,2	3,754	379,867
Monolithic Power Systems, Inc.[2]	836	378,858
Jack Henry & Associates, Inc.[2]	1,963	377,288
NetApp, Inc.[2]	5,178	373,489
PTC, Inc.*,2	3,247	373,048
Texas Instruments, Inc.[2]	2,236	369,410
KLA Corp.[2]	1,062	365,466
Microsoft Corp.[2]	1,390	363,443
Activision Blizzard, Inc.[2]	4,630	363,409
Roper Technologies, Inc.[2]	900	362,322
Paychex, Inc.[2]	2,936	362,126
Microchip Technology, Inc.[2]	5,502	359,005
ANSYS, Inc.*,2	1,436	356,559
Accenture plc — Class A2	1,232	355,383
ON Semiconductor Corp.*	5,069	348,595
QUALCOMM, Inc.[2]	2,628	347,605
Analog Devices, Inc.[2]	2,257	342,003
Zebra Technologies Corp. — Class A*,2	1,133	341,758
Skyworks Solutions, Inc.[2]	3,447	339,702
Electronic Arts, Inc.[2]	2,654	336,713
Adobe, Inc.*,2	898	335,349
Leidos Holdings, Inc.[2]	3,517	334,291
International Business Machines Corp.[2]	2,601	334,098
Hewlett Packard Enterprise Co.[2]	24,551	333,894
Take-Two Interactive Software, Inc.*,2	2,720	333,363
Fidelity National Information Services, Inc.[2]	3,621	330,851
Lam Research Corp.[2]	746	326,681
NXP Semiconductor N.V.[2]	1,983	326,362
Akamai Technologies, Inc.*,2	3,606	325,550
Broadcom, Inc.[2]	652	325,420
ServiceNow, Inc.*,2	745	323,792
Applied Materials, Inc.[2]	3,411	320,873
Micron Technology, Inc.[2]	5,579	315,381
Advanced Micro Devices, Inc.*,2	3,710	314,868
Cognizant Technology Solutions Corp. — Class A2	4,948	312,565
Qorvo, Inc.*,2	3,429	307,856
Salesforce, Inc.*,2	1,970	307,556
Teradyne, Inc.[2]	3,628	307,074
NVIDIA Corp.[2]	2,030	306,408
Fortinet, Inc.*,2	6,140	298,957

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Shares	Value
COMMON STOCKS† - 13.8% (continued)
Technology - 1.5% (continued)
Seagate Technology Holdings plc[2]	4,375	$ 292,950
HP, Inc.[2]	10,039	288,220
Intel Corp.[2]	8,910	284,407
Western Digital Corp.*,2	6,555	277,014
DXC Technology Co.*,2	10,818	268,070
Qlik Technologies, Inc. - Class A*,†††	112	168,441
Qlik Technologies, Inc. - Class B*,†††	27,624	3
Total Technology		21,173,033
Communications - 0.9%
Vacasa, Inc. — Class A*	196,839	787,356
Twitter, Inc.*,2	17,407	674,521
Etsy, Inc.*,2	4,447	469,648
Arista Networks, Inc.*,2	3,642	436,603
FactSet Research Systems, Inc.[2]	967	419,040
Motorola Solutions, Inc.[2]	1,690	411,363
Netflix, Inc.*,2	1,818	406,432
Amazon.com, Inc.*,2	3,136	397,551
T-Mobile US, Inc.*,2	2,714	390,707
Walt Disney Co.*,2	3,460	387,797
VeriSign, Inc.*,2	2,056	374,644
Corning, Inc.[2]	10,581	363,140
CDW Corp.[2]	2,116	361,201
Cisco Systems, Inc.[2]	7,956	355,792
eBay, Inc.[2]	7,919	349,466
F5, Inc.*,2	2,212	347,417
Omnicom Group, Inc.[2]	5,162	345,338
Juniper Networks, Inc.[2]	12,144	345,133
NortonLifeLock, Inc.[2]	15,158	342,419
Interpublic Group of Companies, Inc.[2]	12,099	334,416
Meta Platforms, Inc. — Class A*,2	2,012	327,815
Booking Holdings, Inc.*,2	168	315,136
Lumen Technologies, Inc.[2]	31,427	313,013
Comcast Corp. — Class A2	8,473	306,638
Charter Communications, Inc. — Class A*,2	735	303,283
Expedia Group, Inc.*,2	2,936	301,380
AT&T, Inc.[2]	17,119	300,267
Warner Bros Discovery, Inc.*,2	22,675	300,217
DISH Network Corp. — Class A*,2	16,905	293,302
Verizon Communications, Inc.[2]	6,969	291,374
Paramount Global — Class B2	12,440	290,972
News Corp. — Class A2	15,875	268,605
Match Group, Inc.*,2	4,561	257,833
Fox Corp. — Class A2	7,517	256,931
Alphabet, Inc. — Class A*,2	1,640	177,481
Alphabet, Inc. — Class C*,2	1,500	163,725
Figs, Inc. — Class A*,2	10,450	120,802
Fox Corp. — Class B	3,467	109,626
News Corp. — Class B	4,918	84,786
Total Communications		13,083,170
Utilities - 0.9%
TexGen Power LLC*,††	68,676	1,785,576
Dominion Energy, Inc.[2]	9,667	790,761
Constellation Energy Corp.[2]	5,924	483,339
AES Corp.[2]	17,066	434,330
NextEra Energy, Inc.[2]	4,666	396,890
Southern Co.[2]	4,910	378,414
Sempra Energy[2]	2,290	377,781
CenterPoint Energy, Inc.[2]	11,759	370,761
Xcel Energy, Inc.[2]	4,988	370,359
WEC Energy Group, Inc.[2]	3,566	367,797
Ameren Corp.[2]	3,969	367,609
Alliant Energy Corp.[2]	5,971	364,470
Consolidated Edison, Inc.[2]	3,722	363,788
Evergy, Inc.[2]	5,306	363,620
PPL Corp.[2]	12,502	363,558
DTE Energy Co.[2]	2,778	362,085
Pinnacle West Capital Corp.[2]	4,804	361,981
American Electric Power Company, Inc.[2]	3,605	361,221
Eversource Energy[2]	4,023	360,823
Atmos Energy Corp.[2]	3,163	358,621
Edison International[2]	5,288	358,368
American Water Works Company, Inc.[2]	2,389	354,647
CMS Energy Corp.[2]	5,231	353,302
Entergy Corp.[2]	3,055	352,242
Duke Energy Corp.[2]	3,287	351,413
Public Service Enterprise Group, Inc.[2]	5,410	348,188
NiSource, Inc.[2]	11,787	347,834
FirstEnergy Corp.[2]	8,686	343,531
Exelon Corp.[2]	7,698	338,019
NRG Energy, Inc.[2]	8,048	332,221
Total Utilities		12,863,549
Energy - 0.5%
Enphase Energy, Inc.*,2	1,805	517,024
Occidental Petroleum Corp.[2]	5,545	393,695
Williams Companies, Inc.[2]	10,152	345,473
Kinder Morgan, Inc.[2]	18,612	340,972
SolarEdge Technologies, Inc.*,2	1,235	340,823
Devon Energy Corp.[2]	4,782	337,705
Exxon Mobil Corp.[2]	3,526	337,050
ONEOK, Inc.[2]	5,471	334,989
Hess Corp.[2]	2,773	334,923
ConocoPhillips[2]	3,031	331,743
Pioneer Natural Resources Co.[2]	1,307	330,959
Marathon Petroleum Corp.[2]	3,269	329,352
Chevron Corp.[2]	2,019	319,123
Coterra Energy, Inc. — Class A2	10,323	319,084
Diamondback Energy, Inc.[2]	2,278	303,612
Marathon Oil Corp.[2]	11,693	299,224
EOG Resources, Inc.[2]	2,459	298,277
Phillips 66[2]	3,331	297,991
Valero Energy Corp.[2]	2,521	295,259
Schlumberger N.V.[2]	7,502	286,202
APA Corp.[2]	7,256	283,782
Halliburton Co.[2]	8,747	263,547
Baker Hughes Co.[2]	10,028	253,307
Permian Production Partners LLC*,†††	184,043	150,915
Legacy Reserves, Inc.*,†††	2,359	20,641

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Shares	Value
COMMON STOCKS† - 13.8% (continued)
Energy - 0.5% (continued)
Bruin E&P Partnership Units*,†††	40,617	$ 910
Total Energy		7,666,582
Basic Materials - 0.4%
CF Industries Holdings, Inc.[2]	4,014	415,288
Albemarle Corp.[2]	1,495	400,600
Nucor Corp.[2]	2,919	388,052
PPG Industries, Inc.[2]	3,056	388,051
Ecolab, Inc.[2]	2,231	365,505
Air Products and Chemicals, Inc.[2]	1,427	360,246
Mosaic Co.[2]	6,549	352,795
FMC Corp.[2]	3,125	337,750
Sherwin-Williams Co.[2]	1,431	332,135
International Paper Co.[2]	7,871	327,591
Linde plc	1,139	322,178
Eastman Chemical Co.[2]	3,466	315,406
International Flavors & Fragrances, Inc.[2]	2,836	313,321
DuPont de Nemours, Inc.[2]	5,513	306,743
Dow, Inc.[2]	5,725	291,975
LyondellBasell Industries N.V. — Class A2	3,453	286,599
Celanese Corp. — Class A2	2,430	269,390
Freeport-McMoRan, Inc.[2]	8,684	257,046
Newmont Corp.[2]	5,233	216,437
Total Basic Materials		6,247,108
Total Common Stocks
(Cost $171,106,621)		200,564,770
PREFERRED STOCKS†† - 5.9%
Financial - 5.6%
Bank of America Corp.
4.38%	275,000	5,362,500
4.38% due 12/31/70	2,650,000	2,271,235
6.50% due 12/31/70[2]	2,000,000	2,012,500
6.30% due 12/31/70	1,000,000	1,018,750
4.13%	26,000	476,580
Wells Fargo & Co.
4.75%	183,750	3,629,063
3.90% due 12/31/70	3,300,000	2,908,125
4.70%	148,000	2,893,400
4.38%	50,000	919,000
First Republic Bank
4.50%	200,000	3,804,000
4.25%	158,000	2,870,860
4.13%	84,800	1,500,112
Citigroup, Inc.
3.88% due 12/31/70[2]	4,000,000	3,460,000
4.15% due 12/31/70	2,000,000	1,694,600
4.00% due 12/31/70[2]	1,750,000	1,535,625
Kuvare US Holdings, Inc.
7.00% due 02/17/51[5]	6,400,000	6,448,000
Charles Schwab Corp.
5.38% due 12/31/70[2]	3,000,000	2,981,250
4.00% due 12/31/70	3,150,000	2,563,312
Equitable Holdings, Inc.
4.95% due 12/31/70[2]	3,650,000	3,550,732
4.30%	82,000	1,525,200
Markel Corp.
6.00% due 12/31/70	4,770,000	4,747,470
Public Storage
4.63%	144,400	3,188,352
4.13%	16,400	320,948
W R Berkley Corp.
4.13% due 03/30/61	126,000	2,307,060
4.25% due 09/30/60	36,800	685,952
Prudential Financial, Inc.
4.13% due 09/01/60	132,350	2,717,145
PartnerRe Ltd.
4.88%	128,000	2,598,400
JPMorgan Chase & Co.
4.55%	49,000	973,140
4.20%	40,000	737,600
4.63%	24,000	479,040
American Financial Group, Inc.
4.50% due 09/15/60	100,000	2,015,000
MetLife, Inc.
3.85% due 12/31/70[2]	1,820,000	1,690,602
CNO Financial Group, Inc.
5.13% due 11/25/60	80,000	1,516,000
Assurant, Inc.
5.25% due 01/15/61	58,000	1,239,460
American Equity Investment Life Holding Co.
5.95%	46,000	1,072,720
Arch Capital Group Ltd.
4.55%	38,000	712,880
Selective Insurance Group, Inc.
4.60%	36,000	673,200
RenaissanceRe Holdings Ltd.
4.20%	13,000	226,850
Globe Life, Inc.
4.25% due 06/15/61	11,000	211,420
Total Financial		81,538,083
Government - 0.2%
Farmer Mac
5.75%	112,000	2,731,680
AgriBank FCB
6.88%[4]	4,000	406,000
Total Government		3,137,680
Consumer, Cyclical - 0.1%
Exide Technologies *,†††	761	871,771
		–
Total Preferred Stocks
(Cost $100,264,817)		85,547,534
WARRANTS† - 0.0%
KKR Acquisition Holdings I Corp. — Class A
Expiring 12/31/27*,1	195,882	39,176
Ginkgo Bioworks Holdings, Inc.
Expiring 08/01/26*	26,852	17,454
Aequi Acquisition Corp.
Expiring 11/30/27*,1	246,299	16,724
Conyers Park III Acquisition Corp. — Class A
Expiring 08/12/28*	33,200	7,636
Waverley Capital Acquisition Corp. 1 — Class A
Expiring 04/30/27*,1	31,300	7,512

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Shares	Value
WARRANTS† - 0.0% (continued)
AfterNext HealthTech Acquisition Corp. — Class A
Expiring 07/09/23*,1	35,766	$ 7,157
MSD Acquisition Corp. — Class A
Expiring 05/13/23*,1	23,373	5,144
Acropolis Infrastructure Acquisition Corp. — Class A
Expiring 03/31/26*,1	32,766	4,948
Colicity, Inc. — Class A
Expiring 12/31/27*,1	24,102	4,700
RXR Acquisition Corp. — Class A
Expiring 03/08/26*,1	32,105	3,531
Blue Whale Acquisition Corp. I — Class A
Expiring 07/09/23*,1	14,324	3,437
Pershing Square Tontine Holdings, Ltd. — Class A
Expiring 07/24/25*,†††,1	115,860	12
Total Warrants
(Cost $1,643,400)		117,431
EXCHANGE-TRADED FUNDS† - 5.7%
SPDR S&P 500 ETF Trust[2]	70,987	28,052,643
iShares Russell 2000 Index ETF[2]	148,289	27,211,031
Invesco QQQ Trust Series[2]	90,711	27,147,081
Total Exchange-Traded Funds
(Cost $60,206,971)		82,410,755
CLOSED-END FUNDS† - 2.4%
BlackRock Taxable Municipal Bond Trust[2]	292,122	5,594,137
Nuveen Taxable Municipal Income Fund	289,790	5,288,667
Nuveen AMT-Free Municipal Credit Income Fund	291,710	4,037,266
BlackRock Corporate High Yield Fund, Inc.[2]	247,428	2,370,360
Invesco Municipal Opportunity Trust	229,099	2,350,556
Blackstone Strategic Credit Fund[2]	186,741	2,216,616
Invesco Trust for Investment Grade Municipals	212,335	2,201,914
BlackRock Credit Allocation Income Trust[2]	184,289	2,017,965
Invesco Municipal Trust	188,704	1,904,023
Eaton Vance Limited Duration Income Fund	141,764	1,502,698
Invesco Advantage Municipal Income Trust II	163,240	1,496,911
BlackRock Municipal Income Trust	108,502	1,162,057
Ares Dynamic Credit Allocation Fund, Inc.	68,740	897,745
BlackRock Debt Strategies Fund, Inc.[2]	83,425	804,217
Western Asset High Income Opportunity Fund, Inc.[2]	160,170	639,078
Nuveen AMT-Free Quality Municipal Income Fund	31,856	381,635
Nuveen Quality Municipal Income Fund	26,331	323,871
BlackRock MuniVest Fund, Inc.	24,898	182,253
Total Closed-End Funds
(Cost $40,969,664)		35,371,969
MONEY MARKET FUNDS† - 1.2%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares, 2.00%[6]	13,185,532	13,185,532
Dreyfus Treasury Obligations Cash Management Fund — Institutional Shares, 2.18%[6]	4,457,653	4,457,653
Total Money Market Funds
(Cost $17,643,185)		17,643,185
	Face Amount~
CORPORATE BONDS†† - 47.3%
Financial - 12.0%
Morgan Stanley Finance LLC
1.50% due 10/23/29[7]	13,500,000	10,960,650
NFP Corp.
6.88% due 08/15/28[5]	6,925,000	5,690,411
7.50% due 10/01/30[5]	3,700,000	3,644,685
Dyal Capital Partners III
4.40% due 06/15/40†††	10,000,000	8,343,819
Wilton RE Ltd.
6.00%[4,5,8]	7,800,000	6,831,552
Jefferies Finance LLC / JFIN Company-Issuer Corp.
5.00% due 08/15/28[2,5]	7,500,000	6,409,425
Hunt Companies, Inc.
5.25% due 04/15/29[2,5]	7,325,000	6,189,625
United Wholesale Mortgage LLC
5.50% due 11/15/25[2,5]	4,060,000	3,582,950
5.50% due 04/15/29[2,5]	1,925,000	1,497,496
5.75% due 06/15/27[2,5]	1,250,000	1,029,556
Maple Grove Funding Trust I
4.16% due 08/15/51[2,5]	8,000,000	6,084,405
Iron Mountain, Inc.
5.63% due 07/15/32[2,5]	6,500,000	5,713,337
OneMain Finance Corp.
4.00% due 09/15/30[2]	2,200,000	1,639,215
6.13% due 03/15/24[2]	1,500,000	1,464,593
7.13% due 03/15/26	1,100,000	1,024,639
3.88% due 09/15/28[2]	800,000	624,000
6.63% due 01/15/28	450,000	411,419
Liberty Mutual Group, Inc.
4.30% due 02/01/61[5]	7,300,000	5,037,000
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[2,5]	4,800,000	4,758,000
Home Point Capital, Inc.
5.00% due 02/01/26[2,5]	6,650,000	4,721,500
National Life Insurance Co.
10.50% due 09/15/39[5]	3,400,000	4,684,868
Kennedy-Wilson, Inc.
5.00% due 03/01/31[2]	3,750,000	3,083,813
4.75% due 02/01/30[2]	1,450,000	1,169,142
4.75% due 03/01/29[2]	425,000	354,612

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 47.3% (continued)
Financial - 12.0% (continued)
LPL Holdings, Inc.
4.00% due 03/15/29[2,5]	4,172,000	$3,693,972
4.38% due 05/15/31[5]	550,000	484,028
Hampton Roads PPV LLC
6.62% due 06/15/53[5]	4,680,000	4,140,023
RXR Realty LLC
5.25% due 07/17/25†††	4,200,000	4,106,603
Ceamer Finance LLC
6.92% due 05/15/38	4,000,000	3,990,207
QBE Insurance Group Ltd.
7.50% due 11/24/43[4,5]	3,000,000	3,056,250
5.88%[4,5,8]	950,000	922,598
GLP Capital Limited Partnership / GLP Financing II, Inc.
3.25% due 01/15/32	3,250,000	2,631,087
5.30% due 01/15/29	1,050,000	1,013,682
Global Atlantic Finance Co.
4.70% due 10/15/51[4,5]	2,700,000	2,228,392
3.13% due 06/15/31[5]	1,750,000	1,368,164
Rocket Mortgage LLC / Rocket Mortgage Company-Issuer, Inc.
4.00% due 10/15/33[5]	4,031,000	3,003,528
3.88% due 03/01/31[5]	700,000	546,170
Jane Street Group / JSG Finance, Inc.
4.50% due 11/15/29[2,5]	3,500,000	3,171,315
Host Hotels & Resorts, LP
3.50% due 09/15/30[2]	3,610,000	3,059,204
Barclays plc
7.75%[2,4,8]	3,000,000	2,932,020
Ares Finance Company IV LLC
3.65% due 02/01/52[2,5]	4,100,000	2,845,585
Americo Life, Inc.
3.45% due 04/15/31[2,5]	3,511,000	2,834,193
HUB International Ltd.
5.63% due 12/01/29[5]	2,500,000	2,186,629
7.00% due 05/01/26[5]	550,000	538,865
Sherwood Financing plc
6.00% due 11/15/26[5]	GBP 2,000,000	1,870,005
4.50% due 11/15/26[5]	EUR 1,000,000	842,124
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††	2,800,000	2,501,782
Corebridge Financial, Inc.
6.88% due 12/15/52[4,5]	2,400,000	2,317,853
Lincoln National Corp.
4.38% due 06/15/50[2]	2,560,000	2,167,591
Kane Bidco Ltd.
5.00% due 02/15/27	EUR 2,050,000	1,852,328
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[5]	1,859,491	1,827,757
First American Financial Corp.
4.00% due 05/15/30[2]	1,740,000	1,557,851
AmWINS Group, Inc.
4.88% due 06/30/29[5]	1,725,000	1,500,796
Newmark Group, Inc.
6.13% due 11/15/23[2]	1,450,000	1,450,058
OneAmerica Financial Partners, Inc.
4.25% due 10/15/50[5]	1,730,000	1,381,557
PHM Group Holding Oy
4.75% due 06/18/26[5]	EUR 1,400,000	1,252,264
Weyerhaeuser Co.
6.88% due 12/15/33[2]	1,100,000	1,236,247
Allianz SE
3.50%[2,4,5,8]	1,400,000	1,214,804
Ryan Specialty Group LLC
4.38% due 02/01/30[5]	1,100,000	991,375
Reinsurance Group of America, Inc.
3.15% due 06/15/30	1,000,000	877,251
Pershing Square Holdings Ltd.
3.25% due 10/01/31	1,100,000	868,681
PartnerRe Finance B LLC
4.50% due 10/01/50[4]	950,000	854,167
Fort Benning Family Communities LLC
6.09% due 01/15/51[5]	700,068	680,443
Alliant Holdings Intermediate LLC / Alliant Holdings Company-Issuer
4.25% due 10/15/27[2,5]	725,000	653,058
Pacific Beacon LLC
5.63% due 07/15/51[5]	673,346	650,544
Prudential Financial, Inc.
5.13% due 03/01/52[4]	700,000	650,174
Greystar Real Estate Partners LLC
5.75% due 12/01/25[2,5]	600,000	591,498
Macquarie Bank Ltd.
3.62% due 06/03/30[5]	640,000	552,068
Assurant, Inc.
7.00% due 03/27/48[4]	400,000	402,297
Atlas Mara Ltd.
due 12/31/21†††,9,10	709,271	248,245
Fort Gordon Housing LLC
6.32% due 05/15/51[5]	200,000	209,380
USI, Inc.
6.88% due 05/01/25[5]	150,000	146,907
Total Financial		175,052,332
Consumer, Non-cyclical - 8.6%
US Foods, Inc.
6.25% due 04/15/25[5]	3,000,000	3,014,610
4.63% due 06/01/30[2,5]	2,500,000	2,156,250
4.75% due 02/15/29[2,5]	2,250,000	2,005,234
CPI CG, Inc.
8.63% due 03/15/26[2,5]	6,348,000	6,100,221
Medline Borrower, LP
5.25% due 10/01/29[2,5]	5,200,000	4,370,184
3.88% due 04/01/29[5]	2,000,000	1,695,000

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 47.3% (continued)
Consumer, Non-cyclical - 8.6% (continued)
Cheplapharm Arzneimittel GmbH
5.50% due 01/15/28[2,5]	6,945,000	$5,952,617
Sabre GLBL, Inc.
7.38% due 09/01/25[2,5]	3,725,000	3,529,065
9.25% due 04/15/25[2,5]	2,050,000	2,019,845
Bausch Health Companies, Inc.
4.88% due 06/01/28[2,5]	8,025,000	5,547,362
BCP V Modular Services Finance II plc
6.13% due 10/30/28[5]	GBP 4,250,000	3,985,313
4.75% due 10/30/28[5]	EUR 1,550,000	1,296,170
Sotheby's
7.38% due 10/15/27[2,5]	4,899,000	4,618,385
Nielsen Finance LLC / Nielsen Finance Co.
5.63% due 10/01/28[2,5]	1,900,000	1,904,332
4.75% due 07/15/31[2,5]	1,300,000	1,291,810
5.88% due 10/01/30[5]	975,000	975,738
Kraft Heinz Foods Co.
5.20% due 07/15/45[2]	1,400,000	1,314,864
5.00% due 06/04/42	1,225,000	1,141,476
4.38% due 06/01/46[2]	1,300,000	1,104,323
4.88% due 10/01/49	600,000	544,339
Altria Group, Inc.
3.70% due 02/04/51[2]	6,000,000	3,907,894
JBS USA LUX S.A. / JBS USA Food Company / JBS USA Finance, Inc.
4.38% due 02/02/52[5]	4,800,000	3,793,338
KeHE Distributors LLC / KeHE Finance Corp.
8.63% due 10/15/26[5]	3,632,000	3,677,400
Post Holdings, Inc.
4.50% due 09/15/31[2,5]	3,925,000	3,337,310
Williams Scotsman International, Inc.
4.63% due 08/15/28[2,5]	3,675,000	3,303,090
HCA, Inc.
3.50% due 07/15/51[2]	4,800,000	3,294,912
Rent-A-Center, Inc.
6.38% due 02/15/29[2,5]	3,625,000	3,061,965
FAGE International S.A. / FAGE USA Dairy Industry, Inc.
5.63% due 08/15/26[5]	3,301,000	3,012,199
Par Pharmaceutical, Inc.
due 04/01/27[5,9]	3,345,000	2,843,116
Acadia Healthcare Company, Inc.
5.00% due 04/15/29[2,5]	2,400,000	2,222,060
5.50% due 07/01/28[5]	550,000	521,031
Nathan's Famous, Inc.
6.63% due 11/01/25[5]	2,676,000	2,574,463
Legends Hospitality Holding Company LLC / Legends Hospitality Co-Issuer, Inc.
5.00% due 02/01/26[2,5]	2,775,000	2,532,187
Garden Spinco Corp.
8.63% due 07/20/30[5]	2,300,000	2,449,500
DaVita, Inc.
4.63% due 06/01/30[2,5]	1,900,000	1,529,576
3.75% due 02/15/31[5]	1,200,000	882,930
Sotheby's/Bidfair Holdings, Inc.
5.88% due 06/01/29[5]	2,700,000	2,374,217
Avantor Funding, Inc.
4.63% due 07/15/28[2,5]	1,700,000	1,546,796
3.88% due 11/01/29[5]	925,000	800,292
Castor S.p.A.
5.25% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 02/15/29◊,5	EUR 2,300,000	2,149,024
Option Care Health, Inc.
4.38% due 10/31/29[2,5]	2,275,000	2,000,794
ADT Security Corp.
4.13% due 08/01/29[2,5]	1,050,000	901,666
4.88% due 07/15/32[2,5]	1,000,000	836,547
Endo Luxembourg Finance Company I SARL / Endo US, Inc.
due 04/01/29[5,9]	1,900,000	1,629,250
Gartner, Inc.
4.50% due 07/01/28[5]	1,700,000	1,569,015
Spectrum Brands, Inc.
5.50% due 07/15/30[2,5]	1,700,000	1,464,490
Royalty Pharma plc
3.55% due 09/02/50[2]	2,100,000	1,448,366
HealthEquity, Inc.
4.50% due 10/01/29[2,5]	1,550,000	1,363,287
APi Group DE, Inc.
4.75% due 10/15/29[5]	1,225,000	1,013,461
4.13% due 07/15/29[5]	400,000	325,000
Grifols Escrow Issuer S.A.
4.75% due 10/15/28[2,5]	1,350,000	1,125,296
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[5]	1,038,000	856,350
5.00% due 12/31/26[5]	250,000	226,462
TreeHouse Foods, Inc.
4.00% due 09/01/28	1,150,000	964,160
Central Garden & Pet Co.
4.13% due 10/15/30	625,000	520,253
4.13% due 04/30/31[5]	400,000	327,459
AMN Healthcare, Inc.
4.63% due 10/01/27[5]	725,000	667,768
WW International, Inc.
4.50% due 04/15/29[5]	950,000	593,289
Carriage Services, Inc.
4.25% due 05/15/29[5]	675,000	573,743
Catalent Pharma Solutions, Inc.
3.50% due 04/01/30[5]	625,000	514,753
Performance Food Group, Inc.
6.88% due 05/01/25[5]	450,000	449,438
Charles River Laboratories International, Inc.
4.00% due 03/15/31[5]	300,000	254,630

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 47.3% (continued)
Consumer, Non-cyclical - 8.6% (continued)
Prestige Brands, Inc.
3.75% due 04/01/31[5]	300,000	$240,021
Nidda Healthcare Holding GmbH
3.50% due 09/30/24	EUR 175,000	161,758
Endo Dac / Endo Finance LLC / Endo Finco, Inc.
due 07/31/27[5,9]	181,000	47,279
Total Consumer, Non-cyclical		124,454,973
Consumer, Cyclical - 7.0%
Delta Air Lines, Inc.
7.00% due 05/01/25[2,5]	10,535,000	10,906,515
JB Poindexter & Company, Inc.
7.13% due 04/15/26[2,5]	5,275,000	5,110,156
Marriott International, Inc.
4.63% due 06/15/30[2]	2,320,000	2,215,766
3.50% due 10/15/32	1,400,000	1,197,744
2.85% due 04/15/31	1,280,000	1,065,678
5.75% due 05/01/25	490,000	503,865
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27[2]	3,210,000	3,121,873
5.00% due 06/01/31[2,5]	1,800,000	1,589,518
Air Canada Class A Pass Through Trust
5.25% due 04/01/29[2,5]	4,381,804	4,206,535
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.75% due 10/20/28[2,5]	3,950,000	3,773,576
Crocs, Inc.
4.25% due 03/15/29[5]	3,188,000	2,602,695
4.13% due 08/15/31[5]	1,400,000	1,101,875
Penn Entertainment, Inc.
4.13% due 07/01/29[5]	4,425,000	3,574,250
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
4.63% due 01/15/29[2,5]	4,100,000	3,572,863
Station Casinos LLC
4.63% due 12/01/31[2,5]	4,200,000	3,509,142
Wabash National Corp.
4.50% due 10/15/28[2,5]	4,100,000	3,483,678
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd.
5.75% due 01/20/26[2,5]	3,725,000	3,400,124
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.50% due 06/20/27[2,5]	3,350,000	3,358,375
Live Nation Entertainment, Inc.
6.50% due 05/15/27[2,5]	3,350,000	3,344,556
Walgreens Boots Alliance, Inc.
4.10% due 04/15/50[2]	3,800,000	3,010,254
Air Canada
4.63% due 08/15/29[5]	CAD 2,900,000	1,904,945
3.88% due 08/15/26[2,5]	825,000	736,168
PetSmart, Inc. / PetSmart Finance Corp.
4.75% due 02/15/28[2,5]	2,725,000	2,428,206
Aramark Services, Inc.
6.38% due 05/01/25[5]	2,300,000	2,279,875
5.00% due 02/01/28[5]	110,000	101,235
United Airlines, Inc.
4.63% due 04/15/29[2,5]	2,575,000	2,259,562
Scotts Miracle-Gro Co.
4.00% due 04/01/31[2]	2,150,000	1,614,908
4.38% due 02/01/32	700,000	528,500
HP Communities LLC
6.82% due 09/15/53[5]	934,783	1,027,241
6.16% due 09/15/53[5]	1,000,000	994,681
Superior Plus Limited Partnership / Superior General Partner, Inc.
4.50% due 03/15/29[2,5]	2,000,000	1,763,620
Yum! Brands, Inc.
4.63% due 01/31/32[2]	1,987,000	1,755,455
Hyatt Hotels Corp.
5.75% due 04/23/30[2]	1,690,000	1,726,179
Michaels Companies, Inc.
5.25% due 05/01/28[5]	2,200,000	1,686,740
Picasso Finance Sub, Inc.
6.13% due 06/15/25[2,5]	1,683,000	1,686,391
CD&R Smokey Buyer, Inc.
6.75% due 07/15/25[2,5]	1,650,000	1,534,500
Wyndham Hotels & Resorts, Inc.
4.38% due 08/15/28[2,5]	1,625,000	1,453,341
1011778 BC ULC / New Red Finance, Inc.
3.88% due 01/15/28[5]	850,000	755,574
4.00% due 10/15/30[5]	725,000	588,385
Boyne USA, Inc.
4.75% due 05/15/29[5]	1,250,000	1,111,772
Hilton Domestic Operating Company, Inc.
3.63% due 02/15/32[5]	1,350,000	1,089,875
Clarios Global, LP / Clarios US Finance Co.
8.50% due 05/15/27[5]	1,050,000	1,031,730
Vail Resorts, Inc.
6.25% due 05/15/25[5]	1,000,000	1,000,950
Clarios Global, LP
6.75% due 05/15/25[5]	990,000	984,887
Six Flags Theme Parks, Inc.
7.00% due 07/01/25[5]	969,000	979,334
Tempur Sealy International, Inc.
3.88% due 10/15/31[5]	700,000	538,634
4.00% due 04/15/29[5]	500,000	410,806
Wolverine World Wide, Inc.
4.00% due 08/15/29[5]	1,150,000	936,099
Allison Transmission, Inc.
3.75% due 01/30/31[2,5]	1,100,000	891,363

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 47.3% (continued)
Consumer, Cyclical - 7.0% (continued)
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[5]	850,000	$755,910
United Airlines Class AA Pass Through Trust
3.45% due 12/01/27	452,195	409,877
Rite Aid Corp.
7.50% due 07/01/25[5]	469,000	399,278
Superior Plus, LP
4.25% due 05/18/28[5]	CAD 350,000	235,238
Exide Technologies
due 10/31/24†††,9	2,353,687	2
Total Consumer, Cyclical		102,250,299
Communications - 5.7%
Altice France S.A.
5.50% due 10/15/29[2,5]	8,175,000	6,455,797
5.13% due 07/15/29[2,5]	3,025,000	2,297,971
8.13% due 02/01/27[5]	1,300,000	1,237,171
McGraw-Hill Education, Inc.
8.00% due 08/01/29[2,5]	6,300,000	5,465,565
5.75% due 08/01/28[5]	3,525,000	3,095,195
Cogent Communications Group, Inc.
7.00% due 06/15/27[2,5]	7,500,000	7,167,682
VZ Secured Financing BV
5.00% due 01/15/32[2,5]	6,850,000	5,634,331
British Telecommunications plc
4.88% due 11/23/81[2,4,5]	5,550,000	4,713,028
4.25% due 11/23/81[4,5]	950,000	829,016
Paramount Global
4.95% due 05/19/50[2]	6,390,000	5,216,676
Cengage Learning, Inc.
9.50% due 06/15/24[2,5]	4,976,000	4,744,068
UPC Broadband Finco BV
4.88% due 07/15/31[2,5]	4,550,000	3,935,613
LCPR Senior Secured Financing DAC
6.75% due 10/15/27[5]	2,114,000	1,995,278
5.13% due 07/15/29[2,5]	1,900,000	1,634,000
Corning, Inc.
4.38% due 11/15/57[2]	4,100,000	3,420,312
Vodafone Group plc
5.13% due 06/04/81[2,4]	4,100,000	2,985,707
AMC Networks, Inc.
4.25% due 02/15/29	3,450,000	2,814,441
Rogers Communications, Inc.
4.55% due 03/15/52[5]	2,200,000	1,931,115
Ciena Corp.
4.00% due 01/31/30[5]	2,150,000	1,857,063
CCO Holdings LLC / CCO Holdings Capital Corp.
4.50% due 06/01/33[2,5]	1,225,000	961,625
4.25% due 01/15/34[5]	750,000	571,020
4.50% due 05/01/32	325,000	263,731
Level 3 Financing, Inc.
3.63% due 01/15/29[2,5]	1,500,000	1,203,915
3.75% due 07/15/29[5]	600,000	481,728
Radiate Holdco LLC / Radiate Finance, Inc.
4.50% due 09/15/26[2,5]	1,800,000	1,551,600
TripAdvisor, Inc.
7.00% due 07/15/25[5]	1,575,000	1,546,792
Vmed O2 UK Financing I plc
4.25% due 01/31/31[5]	1,225,000	990,070
4.75% due 07/15/31[5]	650,000	535,031
CSC Holdings LLC
4.63% due 12/01/30[2,5]	1,913,000	1,367,795
Charter Communications Operating LLC / Charter Communications Operating Capital
3.90% due 06/01/52	2,000,000	1,355,104
Virgin Media Secured Finance plc
4.50% due 08/15/30[5]	1,200,000	999,240
Zayo Group Holdings, Inc.
4.00% due 03/01/27[5]	1,050,000	895,125
Sirius XM Radio, Inc.
3.88% due 09/01/31[2,5]	900,000	726,750
Match Group Holdings II LLC
3.63% due 10/01/31[5]	875,000	684,458
Ziggo BV
4.88% due 01/15/30[5]	725,000	612,044
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.25% due 01/15/29[5]	650,000	542,613
Ziggo Bond Company BV
5.13% due 02/28/30[5]	500,000	400,250
Total Communications		83,118,920
Industrial - 4.2%
Boeing Co.
5.81% due 05/01/50[2]	9,400,000	9,015,808
New Enterprise Stone & Lime Company, Inc.
9.75% due 07/15/28[2,5]	7,717,000	6,673,390
5.25% due 07/15/28[2,5]	2,025,000	1,799,585
Standard Industries, Inc.
4.38% due 07/15/30[2,5]	7,050,000	5,597,876
3.38% due 01/15/31[5]	1,100,000	806,553
Artera Services LLC
9.03% due 12/04/25[5]	6,290,000	5,168,619
Builders FirstSource, Inc.
6.38% due 06/15/32[5]	2,500,000	2,318,750
4.25% due 02/01/32[5]	1,675,000	1,337,044
Great Lakes Dredge & Dock Corp.
5.25% due 06/01/29[2,5]	3,450,000	2,942,609
Howmet Aerospace, Inc.
3.00% due 01/15/29	1,175,000	991,706
5.95% due 02/01/37	875,000	848,487
6.88% due 05/01/25	800,000	821,536
Harsco Corp.
5.75% due 07/31/27[2,5]	3,624,000	2,570,032

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 47.3% (continued)
Industrial - 4.2% (continued)
Mauser Packaging Solutions Holding Co.
8.50% due 04/15/24[5]	1,700,000	$1,658,105
5.50% due 04/15/24[5]	925,000	895,472
GrafTech Finance, Inc.
4.63% due 12/15/28[5]	2,785,000	2,376,228
TransDigm, Inc.
8.00% due 12/15/25[2,5]	2,050,000	2,099,610
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance plc
4.00% due 09/01/29[2,5]	2,300,000	1,863,000
Summit Materials LLC / Summit Materials Finance Corp.
5.25% due 01/15/29[5]	1,775,000	1,596,585
TK Elevator US Newco, Inc.
5.25% due 07/15/27[5]	1,550,000	1,410,500
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00% due 02/01/26[5]	1,525,000	1,381,025
JELD-WEN, Inc.
6.25% due 05/15/25[2,5]	1,350,000	1,316,250
Deuce FinCo plc
5.50% due 06/15/27[5]	GBP 1,200,000	1,145,929
4.75% (3 Month EURIBOR + 4.75%, Rate Floor: 4.75%) due 06/15/27◊	EUR 100,000	89,447
Cellnex Finance Company S.A.
3.88% due 07/07/41[5]	1,750,000	1,213,730
Amsted Industries, Inc.
4.63% due 05/15/30[5]	950,000	843,125
Ball Corp.
3.13% due 09/15/31	875,000	708,686
GATX Corp.
4.00% due 06/30/30[2]	560,000	511,952
PGT Innovations, Inc.
4.38% due 10/01/29[5]	400,000	338,334
TopBuild Corp.
4.13% due 02/15/32[5]	400,000	329,439
Arcosa, Inc.
4.38% due 04/15/29[5]	350,000	317,047
EnerSys
4.38% due 12/15/27[2,5]	325,000	295,750
Hillenbrand, Inc.
3.75% due 03/01/31	250,000	211,258
EnPro Industries, Inc.
5.75% due 10/15/26	115,000	112,700
MIWD Holdco II LLC / MIWD Finance Corp.
5.50% due 02/01/30[5]	125,000	102,660
Vertical Midco GmbH
4.38% due 07/15/27	EUR 100,000	88,212
Total Industrial		61,797,039
Energy - 3.8%
Global Partners Limited Partnership / GLP Finance Corp.
7.00% due 08/01/27[2]	4,800,000	4,535,052
6.88% due 01/15/29[2]	2,980,000	2,727,356
ITT Holdings LLC
6.50% due 08/01/29[2,5]	8,050,000	6,798,950
Occidental Petroleum Corp.
6.20% due 03/15/40[2]	2,100,000	2,131,500
7.00% due 11/15/27	2,000,000	2,052,046
4.30% due 08/15/39[2]	2,100,000	1,811,861
4.63% due 06/15/45	750,000	663,750
BP Capital Markets plc
4.88% [2,4,8]	6,750,000	6,174,563
NuStar Logistics, LP
6.38% due 10/01/30[2]	5,625,000	5,118,750
5.63% due 04/28/27	200,000	182,086
6.00% due 06/01/26	125,000	117,992
CVR Energy, Inc.
5.25% due 02/15/25[2,5]	2,275,000	2,146,147
5.75% due 02/15/28[5]	2,100,000	1,911,000
TransMontaigne Partners Limited Partnership / TLP Finance Corp.
6.13% due 02/15/26	4,025,000	3,461,500
Parkland Corp.
4.63% due 05/01/30[2,5]	2,700,000	2,317,660
4.50% due 10/01/29[5]	1,300,000	1,099,969
Hess Corp.
5.60% due 02/15/41[2]	1,550,000	1,495,437
6.00% due 01/15/40[2]	1,000,000	1,018,270
7.13% due 03/15/33	500,000	554,031
EnLink Midstream LLC
6.50% due 09/01/30[5]	2,450,000	2,437,750
Southwestern Energy Co.
5.38% due 02/01/29	1,400,000	1,323,364
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25	1,201,000	1,168,821
Energy Transfer, LP
4.25% due 04/01/24[2]	1,000,000	997,957
Buckeye Partners, LP
4.35% due 10/15/24	750,000	720,525
Venture Global Calcasieu Pass LLC
4.13% due 08/15/31[5]	775,000	672,647
DT Midstream, Inc.
4.13% due 06/15/29[2,5]	425,000	373,141
FLNG Liquefaction 2 LLC
4.13% due 03/31/38[5]	248,353	229,353
Viper Energy Partners, LP
5.38% due 11/01/27[2,5]	200,000	191,500
Basic Energy Services, Inc.
due 10/15/23†††,9,10	1,050,000	78,750

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face Amount~	Value
CORPORATE BONDS†† - 47.3% (continued)
Energy - 3.8% (continued)
Schahin II Finance Co. SPV Ltd.
due 09/25/22[9,10]	1,216,133	$30,403
Total Energy		54,542,131
Basic Materials - 2.5%
Carpenter Technology Corp.
6.38% due 07/15/28[2]	5,225,000	4,995,779
7.63% due 03/15/30	2,500,000	2,463,783
SCIL IV LLC / SCIL USA Holdings LLC
5.38% due 11/01/26[2,5]	6,075,000	5,042,250
Alcoa Nederland Holding BV
5.50% due 12/15/27[2,5]	3,625,000	3,474,635
6.13% due 05/15/28[2,5]	1,475,000	1,433,523
EverArc Escrow SARL
5.00% due 10/30/29[2,5]	5,250,000	4,497,307
Clearwater Paper Corp.
4.75% due 08/15/28[2,5]	2,547,000	2,277,222
Compass Minerals International, Inc.
6.75% due 12/01/27[2,5]	2,350,000	2,237,741
WR Grace Holdings LLC
4.88% due 06/15/27[2,5]	2,050,000	1,896,004
Illuminate Buyer LLC / Illuminate Holdings IV, Inc.
9.00% due 07/01/28[5]	1,625,000	1,397,500
Kaiser Aluminum Corp.
4.63% due 03/01/28[5]	1,000,000	861,335
4.50% due 06/01/31[5]	500,000	393,665
Minerals Technologies, Inc.
5.00% due 07/01/28[2,5]	1,350,000	1,217,430
Arconic Corp.
6.00% due 05/15/25[5]	1,200,000	1,177,500
HB Fuller Co.
4.25% due 10/15/28	1,150,000	1,016,071
Diamond BC BV
4.63% due 10/01/29[5]	825,000	703,362
Valvoline, Inc.
3.63% due 06/15/31[2,5]	760,000	612,195
Mirabela Nickel Ltd.
due 06/24/19[9,10]	2,667,995	133,400
Total Basic Materials		35,830,702
Technology - 2.0%
Minerva Merger Sub, Inc.
6.50% due 02/15/30[5]	7,900,000	6,707,376
NCR Corp.
5.25% due 10/01/30[2,5]	3,150,000	2,908,936
6.13% due 09/01/29[5]	1,550,000	1,477,984
5.13% due 04/15/29[5]	900,000	840,393
Broadcom, Inc.
3.19% due 11/15/36[2,5]	4,400,000	3,270,019
Central Parent Incorporated / CDK Global Inc
7.25% due 06/15/29[5]	3,400,000	3,255,874
Boxer Parent Company, Inc.
7.13% due 10/02/25[2,5]	2,550,000	2,519,084
Playtika Holding Corp.
4.25% due 03/15/29[2,5]	2,025,000	1,727,123
Twilio, Inc.
3.88% due 03/15/31[2]	2,000,000	1,613,860
Dun & Bradstreet Corp.
5.00% due 12/15/29[5]	1,800,000	1,597,500
Oracle Corp.
3.95% due 03/25/51[2]	2,100,000	1,508,337
TeamSystem S.p.A.
3.50% due 02/15/28	EUR 1,700,000	1,482,153
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75% due 03/01/25[5]	354,000	349,798
Booz Allen Hamilton, Inc.
4.00% due 07/01/29[5]	325,000	286,544
Total Technology		29,544,981
Utilities - 1.5%
Midcap Funding XLVI Trust
5.88% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/22/23◊,†††	9,250,000	9,267,864
Cheniere Corpus Christi Holdings LLC
3.52% due 12/31/39†††	6,200,000	5,096,749
Terraform Global Operating LLC
6.13% due 03/01/26[2,5]	5,255,000	4,950,210
Clearway Energy Operating LLC
3.75% due 02/15/31[2,5]	2,100,000	1,753,548
3.75% due 01/15/32[5]	525,000	436,561
Petershill II Senior Secured Notes
5.00% due 12/02/39†††	839,000	735,708
5.00% due 07/15/39†††	161,000	141,179
Total Utilities		22,381,819
Total Corporate Bonds
(Cost $789,083,067)		688,973,196
SENIOR FLOATING RATE INTERESTS††,◊ - 33.5%
Consumer, Cyclical - 9.0%
Pacific Bells LLC
6.82% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 11/10/28	8,010,165	7,649,708
FR Refuel LLC
7.25% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 11/08/28†††	7,964,667	7,606,257
First Brands Group LLC
7.94% (6 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 03/30/27	6,983,819	6,750,281
CD&R Firefly Bidco Ltd.
5.55% (1 Month GBP SONIA + 4.25%, Rate Floor: 4.25%) due 06/23/25	GBP 5,340,000	5,742,348
Accuride Corp.
7.50% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 11/17/23	6,356,048	5,482,091

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 33.5% (continued)
Consumer, Cyclical - 9.0% (continued)
MB2 Dental Solutions LLC
8.39% (3 Month Term SOFR + 6.00%, Rate Floor: 7.00%) due 01/29/27†††	4,002,231	$3,922,986
8.45% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 01/29/27†††	1,099,986	1,078,206
Alexander Mann
7.25% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 06/16/25	2,600,000	2,474,342
4.47% (1 Month GBP SONIA + 3.25%, Rate Floor: 3.25%) due 12/16/24†††	GBP 1,151,316	1,277,715
6.31% (1 Month GBP SONIA + 5.00%, Rate Floor: 5.00%) due 06/16/25	GBP 1,150,000	1,202,146
SP PF Buyer LLC
7.02% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 12/22/25	5,857,377	4,911,235
NES Global Talent
8.31% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.50%) due 05/11/23	5,124,235	4,838,149
Piolin BidCo S.A.U.
7.73% (6 Month EURIBOR + 7.50%, Rate Floor: 7.50%) due 09/16/26	EUR 4,500,000	4,511,754
Secretariat Advisors LLC
7.00% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 12/29/28†††	3,781,000	3,610,855
Truck Hero, Inc.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 01/31/28	3,950,000	3,585,968
GVC Holdings plc
2.25% (6 Month EURIBOR + 2.25%, Rate Floor: 2.25%) due 03/29/24	EUR 3,500,000	3,431,575
Zephyr Bidco Ltd.
6.47% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 07/23/25	GBP 3,000,000	3,047,668
9.22% (1 Month GBP SONIA + 7.50%, Rate Floor: 7.50%) due 07/23/26†††	GBP 360,000	357,508
BRE/Everbright M6 Borrower LLC
7.44% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 09/09/26	3,473,750	3,386,906
NFM & J LLC
8.27% (1 Month USD LIBOR + 5.75%, Rate Floor: 6.75%) due 11/30/27†††	3,289,361	3,203,936
WIRB - Copernicus Group, Inc.
6.35% ((1 Month USD LIBOR + 4.00%) and (3 Month USD LIBOR + 4.00%), Rate Floor: 5.00%) due 01/08/27	3,092,422	3,015,112
PetSmart LLC
6.27% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/11/28	2,821,500	2,750,962
PAI Holdco, Inc.
6.56% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 10/28/27	2,819,337	2,734,757
Breitling Financing SARL
4.00% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 10/25/28	EUR 2,800,000	2,710,689
Arcis Golf LLC
6.77% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 11/24/28†††	2,718,188	2,677,415
BGIS (BIFM CA Buyer, Inc.)
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 06/01/26	2,677,298	2,593,632
Packers Holdings LLC
5.63% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/09/28	2,742,116	2,593,356
TTF Holdings Intermediate LLC
6.56% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 03/31/28†††	2,262,299	2,211,397
ScribeAmerica Intermediate Holdco LLC (Healthchannels)
7.02% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/03/25	2,482,080	2,118,034
The Facilities Group
8.32% ((1 Month USD LIBOR + 5.75%) and (3 Month USD LIBOR + 5.75%), Rate Floor: 6.75%) due 11/30/27†††	2,127,475	2,072,224
SHO Holding I Corp.
8.06% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 04/26/24	1,941,138	1,637,020
7.39% (3 Month USD LIBOR + 5.00%, Rate Floor: 6.00%) due 04/27/24†††	334,000	293,920
8.04% (3 Month USD LIBOR + 5.23%, Rate Floor: 6.23%) due 04/29/24	32,514	27,420
7.91% (3 Month USD LIBOR + 2.23%, Rate Floor: 3.23%) due 04/29/24†††	323	284
OEConnection LLC
6.47% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 09/25/26	2,013,060	1,923,338
BCP V Modular Services Holdings IV Ltd.
4.50% (3 Month EURIBOR + 4.50%, Rate Floor: 4.50%) due 12/15/28	EUR 2,000,000	1,866,647
Michaels Stores, Inc.
6.50% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 04/14/28	2,219,647	1,833,296
CNT Holdings I Corp.
5.81% (1 Month Term SOFR + 3.50%, Rate Floor: 4.25%) due 11/08/27	1,826,875	1,782,829

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 33.5% (continued)
Consumer, Cyclical - 9.0% (continued)
BCPE Empire Holdings, Inc.
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 06/11/26	1,848,916	$1,778,435
Camin Cargo Control, Inc.
9.02% (1 Month USD LIBOR + 6.50%, Rate Floor: 7.50%) due 06/04/26†††	1,625,373	1,591,023
Checkers Drive-In Restaurants, Inc.
7.32% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 04/25/24	1,743,462	1,475,405
Holding SOCOTEC
6.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 06/30/28†††	1,336,500	1,242,945
Congruex Group LLC
8.48% (3 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 05/03/29	1,200,000	1,143,000
Galls LLC
9.58% (3 Month USD LIBOR + 6.75%, Rate Floor: 7.75%) due 01/31/25†††	933,912	901,225
9.56% (3 Month USD LIBOR + 6.75%, Rate Floor: 8.25%) due 01/31/25†††	125,442	121,052
9.30% ((1 Month USD LIBOR + 6.75%) and (3 Month USD LIBOR + 6.75%), Rate Floor: 7.75%) due 01/31/24†††	121,566	117,311
Sweetwater Sound
6.81% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 08/07/28†††	1,200,000	1,122,000
WESCO
6.51% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 06/14/24†††	1,127,688	1,109,380
IBC Capital Ltd.
5.78% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 09/11/23	1,192,738	1,080,418
ImageFIRST Holdings LLC
6.75% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 04/27/28	1,089,611	1,037,855
Fertitta Entertainment LLC
6.46% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 01/27/29	1,047,375	1,004,956
Drive Chassis (DCLI)
9.18% (3 Month USD LIBOR + 6.75%, Rate Floor: 6.75%) due 04/10/26†††	1,000,000	996,250
Cast & Crew Payroll LLC
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 02/09/26	1,003,195	982,038
PT Intermediate Holdings III LLC
7.75% (3 Month USD LIBOR + 5.50%, Rate Floor: 6.25%) due 11/01/28†††	994,210	964,383
Alterra Mountain Co.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 08/17/28	588,698	571,773
Outcomes Group Holdings, Inc.
10.66% (6 Month Term SOFR + 7.50%, Rate Floor: 7.50%) due 10/26/26†††	450,000	438,750
Mavis Tire Express Services TopCo Corp.
6.38% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 05/04/28	321,750	313,153
EG Finco Ltd.
6.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 02/07/25	286,556	279,392

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 33.5% (continued)
Consumer, Cyclical - 9.0% (continued)
Sotheby's
7.01% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 01/15/27	236,238	$233,876
Total Consumer, Cyclical		131,418,586
Consumer, Non-cyclical - 7.0%
Quirch Foods Holdings LLC
7.07% (3 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 10/27/27†††	8,847,384	8,482,430
LaserAway Intermediate Holdings II LLC
8.23% (3 Month USD LIBOR + 5.75%, Rate Floor: 6.50%) due 10/14/27	7,673,000	7,481,175
HAH Group Holding Co. LLC
7.21% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 10/29/27	7,783,700	7,370,808
Southern Veterinary Partners LLC
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 10/05/27	6,662,152	6,412,321
Women's Care Holdings, Inc.
7.87% (6 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 01/17/28	6,756,750	6,331,075
Blue Ribbon LLC
8.37% (1 Month USD LIBOR + 6.00%, Rate Floor: 6.75%) due 05/08/28	6,565,719	5,907,111
Florida Food Products LLC
7.52% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 10/18/28†††	5,586,000	5,222,910
Kronos Acquisition Holdings, Inc.
6.82% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 12/22/26	2,833,887	2,726,907
8.48% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 12/22/26	1,791,000	1,725,324
Gibson Brands, Inc.
7.39% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 08/11/28†††	4,900,375	4,214,323
National Mentor Holdings, Inc.
6.13% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.50%) due 03/02/28	4,345,825	3,672,222
6.01% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/02/28	150,000	126,750
Mission Veterinary Partners
6.95% ((1 Month USD LIBOR + 4.00%) and (2 Month USD LIBOR + 4.00%), Rate Floor: 4.75%) due 04/27/28	3,970,000	3,741,725
Cambrex Corp.
6.06% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/04/26	3,253,246	3,154,640
Dhanani Group, Inc.
8.41% (1 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 04/30/27†††	3,000,000	2,970,000
Chefs' Warehouse, Inc.
7.16% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 08/23/29	2,750,000	2,695,000
SCP Eye Care Services LLC
6.00% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 03/16/28	2,287,855	2,184,901
6.89% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 03/16/28	191,040	182,443
Sierra Acquisition, Inc.
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 11/11/24	2,381,017	2,205,417
PetIQ LLC
6.64% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 04/13/28†††	2,277,000	2,049,300
Arctic Glacier Group Holdings, Inc.
5.75% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 03/20/24	2,290,740	2,040,202
PlayPower, Inc.
7.75% (3 Month USD LIBOR + 5.50%, Rate Floor: 5.50%) due 05/08/26	2,163,163	1,930,623
Confluent Health LLC
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 11/30/28	1,891,757	1,816,086
Packaging Coordinators Midco, Inc.
6.00% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 11/30/27	1,777,500	1,728,068
EyeCare Partners LLC
6.00% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 02/18/27	1,713,268	1,590,272
Resonetics LLC
6.37% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/28/28	1,488,750	1,431,061

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 33.5% (continued)
Consumer, Non-cyclical - 7.0% (continued)
Fender Musical Instruments Corp.
6.39% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/01/28	1,390,156	$1,322,386
Hearthside Group Holdings LLC
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 05/23/25	1,399,250	1,303,639
Moran Foods LLC
9.25% (3 Month USD LIBOR + 7.00%, Rate Floor: 8.00%) due 04/01/24	735,527	625,198
13.00% (3 Month USD LIBOR + 10.75%, Rate Floor: 11.75%) due 10/01/24	956,785	586,825
due 04/01/24	95,752	81,389
Weber-Stephen Products LLC
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 10/29/27	1,450,000	1,227,846
Endo Luxembourg Finance Company I SARL
11.50% (Commercial Prime Lending Rate + 6.00%, Rate Floor: 6.75%) due 03/27/28	1,283,750	1,118,467
Stars UK Bidco Ltd.
5.75% (3 Month EURIBOR + 5.25%, Rate Floor: 5.25%) due 08/09/29	EUR 1,000,000	970,926
IVC Acquisition Ltd.
4.39% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 02/13/26	EUR 1,000,000	965,401
Tecbid US, Inc.
6.00% (3 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 07/25/24	988,890	919,668
Zep, Inc.
5.00% (3 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 08/12/24	923,618	803,548
Pearl Intermediate Parent LLC
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 02/14/25	787,848	761,589
Balrog Acquisition, Inc.
7.07% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 09/05/28	621,875	591,559
Snacking Investments US LLC (Arnott's)
6.46% (1 Month USD LIBOR + 4.00%, Rate Floor: 5.00%) due 12/18/26	465,960	447,322
Recess Holdings, Inc.
6.55% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 09/30/24	290,840	283,083
Care BidCo
3.75% (3 Month EURIBOR + 3.75%, Rate Floor: 3.75%) due 05/04/28†††	EUR 205,696	189,972
TGP Holdings LLC
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 06/29/28	177,490	141,206
Total Consumer, Non-cyclical		101,733,118
Industrial - 6.1%
Arcline FM Holdings LLC
7.00% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 06/23/28†††	7,245,250	6,955,440
CapStone Acquisition Holdings, Inc.
7.27% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 11/12/27†††	4,867,303	4,721,285
DXP Enterprises, Inc.
7.27% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 12/23/27	4,480,018	4,287,378
NA Rail Hold Co. LLC
6.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.25%) due 10/19/26	4,294,356	4,229,941
Integrated Power Services Holdings, Inc.
7.02% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 11/22/28†††	3,983,427	3,903,758
Merlin Buyer, Inc.
6.46% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 12/14/28	3,990,000	3,843,687
Mileage Plus Holdings LLC
7.31% (3 Month USD LIBOR + 5.25%, Rate Floor: 6.25%) due 06/21/27	3,750,000	3,803,325
PECF USS Intermediate Holding III Corp.
6.77% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/15/28	3,980,000	3,698,415
Charter Next Generation, Inc.
6.56% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/01/27	3,743,000	3,629,363

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 33.5% (continued)
Industrial - 6.1% (continued)
American Bath Group LLC
6.27% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/23/27	3,703,861	$3,422,590
US Farathane LLC
6.50% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/23/24†††	3,616,118	3,127,942
LTI Holdings, Inc.
7.02% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 07/24/26	2,992,500	2,839,134
StandardAero
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 04/06/26	2,918,722	2,808,540
YAK MAT (YAK ACCESS LLC)
12.18% (3 Month USD LIBOR + 10.00%, Rate Floor: 10.00%) due 07/10/26	5,605,000	2,421,808
ASP Dream Acquisiton Co. LLC
6.81% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 12/15/28	2,493,750	2,369,062
Aegion Corp.
7.13% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 05/17/28†††	2,530,874	2,353,713
STS Operating, Inc. (SunSource)
6.77% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 12/11/24	2,393,933	2,303,155
ILPEA Parent, Inc.
7.03% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 06/22/28†††	2,291,635	2,211,428
Waterlogic USA Holdings, Inc.
7.27% (1 Month USD LIBOR + 4.75%, Rate Floor: 5.25%) due 08/17/28	2,227,500	2,194,087
Atlantic Aviation
6.38% (1 Month Term SOFR + 4.00%, Rate Floor: 4.00%) due 09/22/28	2,200,000	2,164,250
Minerva Bidco Ltd.
5.69% (3 Month GBP SONIA + 4.50%, Rate Floor: 4.50%) due 07/30/25	GBP 2,000,000	2,108,112
WP CPP Holdings LLC
6.56% ((1 Month USD LIBOR + 3.75%) and (3 Month USD LIBOR + 3.75%), Rate Floor: 4.75%) due 04/30/25	2,293,607	2,016,471
Dispatch Terra Acquisition LLC
6.50% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 03/27/28	2,079,000	1,912,680
Armor Holdco, Inc.
6.75% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.00%) due 12/11/28	1,890,500	1,852,690
Pelican Products, Inc.
6.50% (3 Month USD LIBOR + 4.25%, Rate Floor: 4.75%) due 12/29/28	1,940,250	1,739,764
Service Logic Acquisition, Inc.
6.81% ((2 Month USD LIBOR + 4.00%) and (3 Month USD LIBOR + 4.00%), Rate Floor: 4.75%) due 10/29/27	1,787,268	1,724,713
Anchor Packaging LLC
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 07/18/26	1,606,861	1,568,698
Transcendia Holdings, Inc.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 05/30/24	1,721,606	1,476,277
API Holdings III Corp.
6.77% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 05/09/26†††	1,552,000	1,358,000
Protective Industrial Products, Inc.
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/29/27	1,357,811	1,278,039
TransDigm, Inc.
4.77% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 05/30/25	1,075,188	1,048,416
TK Elevator Midco GmbH
6.87% (6 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 07/30/27	635,473	616,015
3.00% (1 Month EURIBOR + 3.00%, Rate Floor: 3.00%) due 01/29/27†††	EUR 395,884	367,782
BWAY Holding Co.
5.62% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 04/03/24	854,704	835,320
MI Windows And Doors LLC
6.06% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 12/18/27	614,910	603,227
Duran, Inc.
6.18% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 03/29/24†††	475,023	458,397
CPM Holdings, Inc.
5.87% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 11/17/25	411,638	404,048

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 33.5% (continued)
Industrial - 6.1% (continued)
Titan Acquisition Ltd. (Husky)
5.88% (3 Month USD LIBOR + 3.00%, Rate Floor: 3.00%) due 03/28/25	290,396	$275,553
Air Canada
6.42% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 08/11/28	158,257	152,746
Park River Holdings, Inc.
5.53% (3 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 12/28/27	138,877	125,858
Sundyne (Star US Bidco)
6.77% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 03/17/27	122,146	116,344
Total Industrial		89,327,451
Technology - 4.5%
Project Ruby Ultimate Parent Corp.
8.05% (1 Month Term SOFR + 5.75%, Rate Floor: 5.75%) due 03/10/28	5,000,000	4,850,000
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 03/10/28	2,271,250	2,199,910
Avalara, Inc.
due 08/12/28	7,000,000	6,912,500
Datix Bidco Ltd.
8.44% (6 Month GBP SONIA + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	GBP 1,775,000	2,019,388
6.01% (6 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/28/25†††	2,001,644	1,968,416
7.01% (3 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 04/27/25†††	652,084	641,260
9.26% (6 Month Term SOFR + 7.75%, Rate Floor: 7.75%) due 04/27/26†††	300,111	293,959
Peraton Corp.
6.27% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 02/01/28	4,804,596	4,660,458
Polaris Newco LLC
5.86% ((1 Month USD LIBOR + 3.50%) and (3 Month USD LIBOR + 3.50%), Rate Floor: 3.50%) due 06/04/26†††	4,480,000	4,058,927
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 06/02/28	340,929	326,740
24-7 Intouch, Inc.
7.27% (1 Month USD LIBOR + 4.75%, Rate Floor: 4.75%) due 08/25/25	4,150,329	4,025,819
Planview Parent, Inc.
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 12/17/27	3,299,750	3,197,326
CDK Global, Inc.
6.61% (3 Month Term SOFR + 4.50%, Rate Floor: 5.00%) due 07/06/29	2,500,000	2,433,675
Apttus Corp.
7.12% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/08/28	2,450,250	2,395,119
Sitecore Holding III A/S
7.00% (3 Month EURIBOR + 7.00%, Rate Floor: 7.00%) due 03/12/26†††	EUR 1,310,376	1,302,522
8.74% (3 Month USD LIBOR + 7.00%, Rate Floor: 7.50%) due 03/12/26†††	1,061,941	1,050,721
Atlas CC Acquisition Corp.
7.32% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 05/25/28	2,327,500	2,194,646
Concorde Lux
4.00% (6 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 03/01/28	EUR 2,100,000	2,000,696
Misys Ltd.
6.87% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.50%) due 06/13/24	2,136,009	1,994,242
Aston FinCo SARL
6.77% (1 Month USD LIBOR + 4.25%, Rate Floor: 4.25%) due 10/09/26	1,657,500	1,559,608
6.46% (1 Month GBP SONIA + 4.75%, Rate Floor: 4.75%) due 10/09/26†††	GBP 395,015	432,426
Upland Software, Inc.
6.27% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 08/06/26	1,945,000	1,870,040
Brave Parent Holdings, Inc.
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/18/25	1,757,987	1,721,368
Wrench Group LLC
6.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 04/30/26	1,772,793	1,713,706
Team.Blue Finco SARL
3.75% (3 Month EURIBOR + 3.70%, Rate Floor: 3.70%) due 03/30/28	EUR 1,750,000	1,669,444
Sportradar Capital SARL
3.53% (1 Month EURIBOR + 3.50%, Rate Floor: 3.50%) due 11/22/27	EUR 1,623,810	1,541,591
Navicure, Inc.
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 10/22/26	1,506,979	1,472,440
Precise Midco BV
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 05/13/26	EUR 1,400,000	1,366,287

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 33.5% (continued)
Technology - 4.5% (continued)
CoreLogic, Inc.
6.06% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 06/02/28	1,274,121	$1,090,966
Ping Identity Corp.
6.31% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 11/22/28	997,500	995,006
Greenway Health LLC
5.25% (3 Month USD LIBOR + 3.75%, Rate Floor: 5.25%) due 02/16/24	957,179	853,938
Sitecore USA, Inc.
8.74% (3 Month USD LIBOR + 7.00%, Rate Floor: 7.50%) due 03/12/26†††	519,938	514,445
Epicor Software
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 07/30/27	491,250	476,002
Park Place Technologies, LLC
due 11/10/27	225,000	216,000
Total Technology		66,019,591
Financial - 3.2%
Jones Deslauriers Insurance Management, Inc.
7.75% (3 Month Canada Banker Acceptance + 4.25%, Rate Floor: 5.00%) due 03/27/28†††	CAD 5,559,491	4,022,388
11.00% (3 Month Canada Banker Acceptance + 7.50%, Rate Floor: 8.00%) due 03/26/29†††	CAD 3,887,000	2,827,114
Eisner Advisory Group
7.32% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 07/28/28†††	5,391,287	5,175,636
Franchise Group, Inc.
6.50% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 03/10/26	3,995,519	3,872,337
Higginbotham Insurance Agency, Inc.
8.02% (1 Month USD LIBOR + 5.50%, Rate Floor: 6.25%) due 11/25/26†††	3,960,451	3,862,232
Claros Mortgage Trust, Inc.
6.89% (1 Month Term SOFR + 4.50%, Rate Floor: 4.50%) due 08/10/26†††	3,502,400	3,406,084
HighTower Holding LLC
6.73% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 04/21/28	3,491,881	3,382,760
AmeriLife Holdings LLC
6.37% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 03/18/27	2,924,108	2,909,487
Alter Domus
4.94% (1 Month Term SOFR + 3.50%, Rate Floor: 3.50%) due 02/17/28†††	2,765,000	2,675,137
Orion Advisor Solutions, Inc.
6.56% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 09/24/27	2,711,305	2,609,631
Avison Young (Canada), Inc.
8.27% ((1 Month Term SOFR + 5.75%) and (3 Month USD LIBOR + 5.75%), Rate Floor: 5.75%) due 01/31/26	2,329,766	2,213,278
Duff & Phelps
6.21% (1 Month Term SOFR + 3.75%, Rate Floor: 3.75%) due 04/09/27	1,960,000	1,907,335
Cobham Ultra SeniorCo SARL
7.06% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.25%) due 11/15/28	1,750,000	1,687,665
Nexus Buyer LLC
6.27% (1 Month USD LIBOR + 3.75%, Rate Floor: 3.75%) due 11/09/26	1,657,500	1,607,079
Aretec Group, Inc.
6.81% (1 Month Term SOFR + 4.25%, Rate Floor: 4.25%) due 10/01/25	1,640,500	1,601,538
Apex Group Treasury LLC
due 07/27/28	1,450,000	1,415,562
Sandy Bidco BV
4.00% (3 Month EURIBOR + 4.00%, Rate Floor: 4.00%) due 06/12/28	EUR 1,100,000	1,070,373
Total Financial		46,245,636
Communications - 1.8%
FirstDigital Communications LLC
6.63% (1 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 12/17/26†††	8,000,000	7,832,084
Syndigo LLC
6.89% (1 Month USD LIBOR + 4.50%, Rate Floor: 5.25%) due 12/15/27†††	4,542,500	4,338,088

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 33.5% (continued)
Communications - 1.8% (continued)
Xplornet Communications, Inc.
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/02/28	4,615,125	$4,254,591
Flight Bidco, Inc.
10.02% (1 Month USD LIBOR + 7.50%, Rate Floor: 7.50%) due 07/23/26	3,715,000	3,352,787
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 07/23/25	435,302	405,240
Conterra Ultra Broadband Holdings, Inc.
7.31% (1 Month Term SOFR + 4.75%, Rate Floor: 4.75%) due 04/30/26	2,436,392	2,350,095
Authentic Brands
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 4.00%) due 09/27/24	1,189,703	1,173,940
McGraw Hill LLC
8.31% ((1 Month USD LIBOR + 4.75%) and (3 Month USD LIBOR + 4.75%), Rate Floor: 5.25%) due 07/28/28	992,500	957,763
Recorded Books, Inc.
6.31% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/29/25	846,831	832,714
Titan AcquisitionCo New Zealand Ltd. (Trade Me)
6.25% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.50%) due 10/18/28	448,875	424,187
Cengage Learning Acquisitions, Inc.
7.81% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.75%) due 07/14/26	446,625	421,261
Total Communications		26,342,750
Basic Materials - 1.1%
Barentz Midco BV
6.50% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.00%) due 11/30/27	3,250,808	3,137,030
Vector WP Holdco, Inc.
7.44% (1 Month USD LIBOR + 5.00%, Rate Floor: 5.75%) due 10/12/28†††	3,099,425	3,006,442
DCG Acquisition Corp.
7.02% (1 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 09/30/26	1,948,432	1,885,108
Ascend Performance Materials Operations LLC
7.00% (3 Month USD LIBOR + 4.75%, Rate Floor: 5.50%) due 08/27/26	1,851,285	1,842,492
Meridian Adhesives Group, Inc.
6.37% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.75%) due 07/24/28	1,790,948	1,773,039
LSF11 Skyscraper HoldCo SARL
5.75% (3 Month USD LIBOR + 3.50%, Rate Floor: 4.25%) due 09/29/27	1,530,722	1,489,591
NIC Acquisition Corp.
6.00% (3 Month USD LIBOR + 3.75%, Rate Floor: 4.50%) due 12/29/27	1,185,000	1,013,175
Pregis TopCo LLC
6.81% ((1 Month USD LIBOR + 4.00%) and (3 Month USD LIBOR + 4.00%), Rate Floor: 4.50%) due 07/31/26	664,975	643,363
Schur Flexibles GmbH
4.25% (3 Month EURIBOR + 4.25%, Rate Floor: 4.25%) due 09/29/28	EUR 1,250,000	479,292
Vectra Co.
5.77% (1 Month USD LIBOR + 3.25%, Rate Floor: 3.25%) due 03/08/25	532,602	426,082
Noranda Aluminum Acquisition Corp.
due 02/28/19†††,9	463,989	47
Total Basic Materials		15,695,661
Utilities - 0.6%
Hamilton Projects Acquiror LLC
6.75% (3 Month USD LIBOR + 4.50%, Rate Floor: 5.50%) due 06/17/27	3,286,980	3,223,969
Oregon Clean Energy LLC
6.27% (1 Month USD LIBOR + 3.75%, Rate Floor: 4.75%) due 03/01/26	2,091,270	2,033,007
UGI Energy Services, Inc.
6.02% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 08/13/26	1,600,500	1,590,097
Franklin Energy (KAMC Holdings, Inc.)
7.07% (3 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 08/14/26	1,604,625	1,306,437

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 33.5% (continued)
Utilities - 0.6% (continued)
EIF Channelview Cogeneration LLC
6.95% (3 Month USD LIBOR + 4.25%, Rate Floor: 5.25%) due 05/03/25	320,314	$317,351
Total Utilities		8,470,861
Energy - 0.2%
Venture Global Calcasieu Pass LLC
5.12% (1 Month USD LIBOR + 2.63%, Rate Floor: 2.63%) due 08/19/26†††	1,683,595	1,679,386
Permian Production Partners LLC
10.53% (1 Month USD LIBOR + 6.00%, Rate Floor: 8.53%) (in-kind rate was 2.00%) due 11/24/25†††,11	366,071	365,156
Centurion Pipe
6.52% (1 Month USD LIBOR + 4.00%, Rate Floor: 4.00%) due 09/29/25	192,236	189,592
Total Energy		2,234,134
Total Senior Floating Rate Interests
(Cost $517,234,943)		487,487,788
ASSET-BACKED SECURITIES†† - 13.4%
Collateralized Loan Obligations - 7.1%
Madison Park Funding LIII Ltd.
2022-53A E, 8.47% (3 Month Term SOFR + 6.00%, Rate Floor: 6.00%) due 04/21/35◊,5	18,500,000	16,900,588
Palmer Square Loan Funding Ltd.
2022-1A D, 7.33% (3 Month Term SOFR + 5.00%, Rate Floor: 5.00%) due 04/15/30◊,5	8,750,000	7,763,920
2021-3A D, 7.71% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 07/20/29◊,5	7,000,000	6,267,939
2021-2A D, 7.98% (3 Month USD LIBOR + 5.00%, Rate Floor: 5.00%) due 05/20/29◊,5	2,000,000	1,752,652
CIFC Funding Ltd.
2021-4RA DR, 9.74% (3 Month USD LIBOR + 7.00%, Rate Floor: 7.00%) due 01/17/35◊,5	11,000,000	9,836,076
Boyce Park CLO Ltd.
2022-1A E, 6.80% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/21/35◊,5	10,000,000	9,147,922
Fortress Credit Opportunities IX CLO Ltd.
2021-9A DR, 6.46% (3 Month USD LIBOR + 3.95%, Rate Floor: 3.95%) due 10/15/33◊,5	8,000,000	7,049,699
Carlyle Global Market Strategies
2022-1A E, 8.27% (3 Month Term SOFR + 7.35%, Rate Floor: 7.35%) due 04/15/35◊,5	5,500,000	4,955,765
LoanCore Issuer Ltd.
2019-CRE2 AS, 3.89% (1 Month USD LIBOR + 1.50%, Rate Floor: 1.50%) due 05/15/36◊,5	4,222,731	4,180,137
Neuberger Berman Loan Advisers CLO 47 Ltd.
2022-47A E, 8.55% (3 Month Term SOFR + 6.25%, Rate Floor: 6.25%) due 04/14/35◊,5	4,250,000	3,950,037
Voya CLO Ltd.
2022-1A SUB, due 04/20/35[5,12]	3,650,000	3,066,718
2013-1A INC, due 10/15/30[5,12]	3,000,000	635,790
Diamond CLO Ltd.
2018-1A D, 6.46% (3 Month USD LIBOR + 3.70%, Rate Floor: 3.70%) due 07/22/30◊,5	3,000,000	2,937,487
ABPCI Direct Lending Fund CLO II LLC
2021-1A DR, 7.21% (3 Month USD LIBOR + 4.50%, Rate Floor: 4.50%) due 04/20/32◊,5	3,000,000	2,809,890
LCCM Trust
2021-FL2 C, 4.54% (1 Month USD LIBOR + 2.15%, Rate Floor: 2.15%) due 12/13/38◊,5	2,600,000	2,436,027
FS Rialto Issuer LLC
2022-FL6 C, 6.23% (1 Month Term SOFR + 4.23%, Rate Floor: 4.23%) due 08/19/37◊,5	2,250,000	2,236,063
Golub Capital Partners CLO 49M Ltd.
2021-49A D, 6.56% (3 Month USD LIBOR + 3.85%, Rate Floor: 3.85%) due 08/26/33◊,5	2,250,000	2,009,514

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 13.4% (continued)
Collateralized Loan Obligations - 7.1% (continued)
Monroe Capital CLO Ltd.
2017-1A DR, 6.36% (3 Month USD LIBOR + 3.60%, Rate Floor: 0.00%) due 10/22/26◊,5	2,011,091	$1,993,554
CIFC Funding 2022-III Ltd.
2022-3A E, 8.51% (3 Month Term SOFR + 7.27%, Rate Floor: 7.27%) due 04/21/35◊,5	2,000,000	1,898,539
Carlyle US CLO Ltd.
2022-4A DR, 8.93% (3 Month Term SOFR + 6.60%, Rate Floor: 6.60%) due 04/15/35◊,5	2,000,000	1,756,073
Cerberus Loan Funding XXVI, LP
2021-1A DR, 6.61% (3 Month USD LIBOR + 4.10%, Rate Floor: 4.10%) due 04/15/31◊,5	1,750,000	1,638,915
ACRES Commercial Realty Ltd.
2021-FL2 D, 5.48% (1 Month USD LIBOR + 3.10%, Rate Floor: 3.10%) due 01/15/37◊,5	1,750,000	1,626,046
Dryden 50 Senior Loan Fund
2017-50A SUB, due 07/15/30[5,12]	3,555,000	1,587,805
Dryden Senior Loan Fund
due 01/15/31[12]	2,998,799	951,519
Carlyle Global Market Strategies CLO Ltd.
2012-3A SUB, due 01/14/32[5,12]	2,600,000	881,400
Dryden 41 Senior Loan Fund
2015-41A SUB,due 04/15/31[5,12]	1,850,000	556,480
Great Lakes CLO Ltd.
2014-1A SUB, due 10/15/29[5,12]	1,153,846	471,454
KVK CLO Ltd.
2013-1A SUB, due 01/14/28[2,5,12]	2,300,000	434,102
Dryden 37 Senior Loan Fund
2015-37A SUB, due 01/15/31[5,12]	1,050,000	333,165
Venture XIII CLO Ltd.
2013-13A SUB, due 09/10/29[5,12]	1,500,000	216,111
A10 Permanent Asset Financing LLC
2017-II C1, 6.24% (WAC) due 06/15/51◊,†††,5	250,000	214,090
Babson CLO Ltd.
2014-IA SUB, due 07/20/25[5,12]	3,000,000	194,400
Marathon CLO V Ltd.
2013-5A SUB, due 11/21/27[5,12]	3,566,667	190,817
Atlas Senior Loan Fund IX Ltd.
2018-9A SUB, due 04/20/28[2,5,12]	2,600,000	165,490
Treman Park CLO Ltd.
2015-1A COM, due 10/20/28[5,12]	814,751	125,692
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[12]	759,981	11,772
West CLO Ltd.
2013-1A SUB, due 11/07/25[5,12]	1,350,000	1,771
OHA Credit Partners IX Ltd.
2013-9A ACOM, due 10/20/25[5,12]	602,740	664
Total Collateralized Loan Obligations		103,186,083
Transport-Aircraft - 2.7%
Sprite Ltd.
2021-1, 3.75% due 11/15/46[5]	14,909,120	13,147,342
Castlelake Aircraft Securitization Trust
2018-1, 4.13% due 06/15/43[5]	1,963,921	1,765,287
2019-1A, 3.97% due 04/15/39[5]	1,229,423	1,097,592
2016-1, 4.45% due 08/15/41	870,061	799,718
2014-1, due 12/31/30†††	3,054,105	445,941
AASET Trust
2019-2, 4.46% due 10/16/39[5]	3,524,131	1,856,984
2019-1, 3.84% due 05/15/39[5]	1,491,279	1,032,711
2020-1A, 4.34% due 01/16/40[5]	1,280,883	513,625
2020-1A, 3.35% due 01/16/40[5]	507,208	418,984
Start Ltd.
2018-1, 4.09% due 05/15/43[5]	2,407,906	2,144,385
2018-1, 5.32% due 05/15/43[5]	1,976,829	1,453,128
GAIA Aviation Ltd.
2019-1, 3.97% due 12/15/44[5,13]	4,227,115	3,508,916
JOL Air Ltd.
2019-1, 3.97% due 04/15/44[5]	3,217,805	2,767,344
WAVE LLC
2019-1, 3.60% due 09/15/44[5]	2,304,694	1,867,657
Falcon Aerospace Ltd.
2019-1, 3.60% due 09/15/39[5]	1,093,262	898,696

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face Amount~	Value
ASSET-BACKED SECURITIES†† - 13.4% (continued)
Transport-Aircraft - 2.7% (continued)
2017-1, 6.30% due 02/15/42[5]	800,405	$711,929
Castlelake Aircraft Structured Trust
2021-1A, 6.66% due 01/15/46[5]	1,813,226	1,489,112
Sapphire Aviation Finance II Ltd.
2020-1A, 4.34% due 03/15/40[5]	1,870,268	1,213,583
KDAC Aviation Finance Ltd.
2017-1A, 4.21% due 12/15/42[5]	1,287,022	1,023,273
MAPS Ltd.
2019-1A, 4.46% due 03/15/44[5]	849,759	769,903
Sapphire Aviation Finance I Ltd.
2018-1A, 4.25% due 03/15/40[5]	651,476	543,394
Stripes Aircraft Ltd.
2013-1 A1, 5.87% (1 Month USD LIBOR + 3.50%, Rate Floor: 3.50%) due 03/20/23◊,†††	210,990	201,907
Total Transport-Aircraft		39,671,411
Financial - 1.6%
Thunderbird A
5.50% due 03/01/37†††	6,148,000	6,148,000
Lightning A
5.50% due 03/01/37†††	6,148,000	6,148,000
Ceamer Finance LLC
due 03/22/31†††,18	3,964,238	3,634,181
KKR Core Holding Company LLC
4.00% due 08/12/31†††	2,269,642	1,994,074
Aesf Vi Verdi, LP
2.15% (3 Month EURIBOR + 2.15%, Rate Floor: 2.15%) due 11/25/24◊,†††	EUR 1,819,035	1,819,675
Nassau LLC
2019-1, 3.98% due 08/15/34[5]	1,396,754	1,342,227
Bib Merchant Voucher Receivables Ltd.
4.18% due 04/07/28†††	987,716	951,686
Thunderbird B
7.50% due 03/01/37†††	783,000	783,000
Lightning B
7.50% due 03/01/37†††	783,000	783,000
Total Financial		23,603,843
Infrastructure - 0.9%
VB-S1 Issuer LLC - VBTEL
2022-1A, 5.27% due 02/15/52[5]	8,000,000	7,199,069
Hotwire Funding LLC
2021-1, 4.46% due 11/20/51[5]	5,250,000	4,405,976
Secured Tenant Site Contract Revenue Notes Series
2018-1A, 5.92% due 06/15/48[5]	1,840,351	1,777,295
Total Infrastructure		13,382,340
Whole Business - 0.8%
Applebee's Funding LLC / IHOP Funding LLC
2019-1A, 4.19% due 06/05/49[5]	7,375,500	7,082,818
TSGE
2017-1, 6.25% due 09/25/31†††	4,978,502	4,783,514
Wingstop Funding LLC
2020-1A, 2.84% due 12/05/50[5]	99,500	84,863
Total Whole Business		11,951,195
Net Lease - 0.2%
CARS-DB4, LP
2020-1A, 4.95% due 02/15/50[5]	2,750,000	2,262,275
Collateralized Debt Obligations - 0.1%
Anchorage Credit Funding 4 Ltd.
2021-4A CR, 3.52% due 04/27/39[5]	1,000,000	822,227
Insurance - 0.0%
CBC Insurance Revenue Securitization LLC
2016-1, 5.25% due 07/15/46[10]	304,577	282,114
Transport-Rail - 0.0%
Trinity Rail Leasing, LP
2009-1A, 6.66% due 11/16/39[5]	123,994	122,909
Total Asset-Backed Securities
(Cost $216,481,483)		195,284,397
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.5%
Government Agency - 8.2%
Uniform MBS 30 Year
due 11/01/22[18]	91,622,000	89,290,312
Fannie Mae
4.00% due 07/01/52[2]	16,671,516	16,521,145

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face Amount~	Value
COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.5% (continued)
Government Agency - 8.2% (continued)
Freddie Mac
4.00% due 06/01/52[2]	12,934,045	$12,744,614
Total Government Agency		118,556,071
Residential Mortgage-Backed Securities - 1.3%
Carrington Mortgage Loan Trust Series
2006-NC5, 2.59% (1 Month USD LIBOR + 0.15%, Rate Cap/Floor: 14.50%/0.15%) due 01/25/37◊	4,470,483	3,767,956
Finance of America HECM Buyout
2022-HB2, 6.00% (WAC) due 04/25/26◊,5	3,800,000	3,686,270
NYMT Loan Trust
2022-SP1, 5.25% due 07/25/62[5,13]	3,700,000	3,584,641
WaMu Asset-Backed Certificates WaMu Series
2007-HE4, 2.61% (1 Month USD LIBOR + 0.17%, Rate Floor: 0.17%) due 07/25/47◊	1,727,372	1,308,390
2007-HE4, 2.69% (1 Month USD LIBOR + 0.25%, Rate Floor: 0.25%) due 07/25/47◊	968,016	631,893
2007-HE2, 2.63% (1 Month USD LIBOR + 0.19%, Rate Floor: 0.19%) due 04/25/37◊	1,402,559	566,490
Lehman XS Trust Series
2006-18N, 2.80% (1 Month USD LIBOR + 0.36%, Rate Floor: 0.36%) due 12/25/36◊	2,197,974	2,129,604
BRAVO Residential Funding Trust
2022-NQM3, due 07/25/62[5,18]	1,900,000	1,873,982
Citigroup Mortgage Loan Trust
2022-A, 6.17% due 09/25/62[5,13]	1,150,000	1,147,965
Total Residential Mortgage-Backed Securities		18,697,191
Military Housing - 0.9%
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1, 0.70% (WAC) due 11/25/55◊,5,14	73,372,825	4,878,886
2015-R1, 5.94% (WAC) due 11/25/52◊,10	3,497,600	3,085,174
GMAC Commercial Mortgage Asset Corp.
2004-POKA, 6.36% due 09/10/44†††,5	3,500,000	3,612,135
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52†††,5	1,538,566	1,473,793
2007-AET2, 6.06% due 10/10/52†††,5	461,849	453,430
Total Military Housing		13,503,418
Commercial Mortgage-Backed Securities - 0.1%
GS Mortgage Securities Corporation Trust
2020-DUNE, 4.89% (1 Month USD LIBOR + 2.50%, Rate Floor: 2.50%) due 12/15/36◊,5	2,000,000	1,915,088
Total Collateralized Mortgage Obligations
(Cost $155,269,006)		152,671,768
U.S. GOVERNMENT SECURITIES†† - 1.3%
U.S. Treasury Bonds
due 08/15/51[2,15,16]	32,650,000	12,695,884
due 05/15/44[2,15,16]	5,030,000	2,281,922
due 11/15/44[2,15,16]	5,030,000	2,233,526
due 02/15/46[15,16,17]	5,060,000	2,161,991
Total U.S. Government Securities
(Cost $19,993,744)		19,373,323
FOREIGN GOVERNMENT DEBT†† - 0.2%
Panama Government International Bond
4.50% due 01/19/63	4,150,000	3,134,100
Total Foreign Government Debt
(Cost $4,124,201)		3,134,100
CONVERTIBLE BONDS†† - 0.1%
Consumer, Non-cyclical - 0.1%
Block, Inc.
due 05/01/26[15]	1,650,000	1,362,900
Communications - 0.0%
Cable One, Inc.
due 03/15/26[15]	400,000	327,200
Total Convertible Bonds
(Cost $1,735,065)		1,690,100
MUNICIPAL BONDS†† - 0.0%
Oklahoma - 0.0%
Oklahoma Development Finance Authority Revenue Bonds
5.45% due 08/15/28	400,000	355,851
Total Municipal Bonds
(Cost $400,000)		355,851

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

	Face Amount~	Value
SENIOR FIXED RATE INTERESTS†† - 0.0%
Industrial - 0.0%
Schur Flexibles GmbH
15.00% due 09/30/26	EUR 159,093	$159,229
Total Senior Fixed Rate Interests
(Cost $164,564)		159,229
	Contracts
LISTED OPTIONS PURCHASED† - 0.8%
Put Options on:
S&P 500 Index Expiring October 2022 with strike price of $4,200.00 (Notional Value $68,026,000)	172	4,638,840
S&P 500 Index Expiring December 2022 with strike price of $4,200.00 (Notional Value $57,743,000)	146	4,568,340
S&P 500 Index Expiring April 2023 with strike price of $4,000.00 (Notional Value $24,916,500)	63	1,820,385
Total Listed Options Purchased
(Cost $6,396,975)		11,027,565
Total Investments - 136.1%
(Cost $2,102,717,706)		$ 1,981,812,961

	Contracts
LISTED OPTIONS WRITTEN† - (0.4)%
Call Options on:
Figs, Inc. Expiring December 2022 with strike price of $50.00 (Notional Value $9,248)	8	–
Figs, Inc. Expiring December 2022 with strike price of $55.00 (Notional Value $9,248)	8	–
SPDR S&P 500 ETF Trust Expiring September 2022 with strike price of $424.00 (Notional Value $908,914)	23	(702)
S&P 500 Index Expiring September 2022 with strike price of $3,970.00 (Notional Value $54,183,500)	137	(989,003)
Russell 2000 Index Expiring September 2022 with strike price of $1,850.00 (Notional Value $54,401,393)	295	(1,144,895)
NASDAQ-100 Index Expiring September 2022 with strike price of $12,325.00 (Notional Value $53,996,932)	44	(1,252,680)
Put Options on:
S&P 500 Index Expiring October 2022 with strike price of $3,800.00 (Notional Value $68,026,000)	172	(1,364,820)
S&P 500 Index Expiring December 2022 with strike price of $3,800.00 (Notional Value $57,743,000)	146	(2,000,930)
Total Listed Options Written
(Premiums received $5,225,412)		(6,753,030)
OTC OPTIONS WRITTEN†† - (0.2)%
Call Options on:
J.P. Morgan Securities plc S&P 500 Equal Weight Index Expiring October 2022 with strike price of $5,729.00 (Notional Value $88,589,332)	15,530	(2,807,513)
Total OTC Options Written
(Premiums received $2,807,513)		(2,807,513)
Other Assets & Liabilities, net - (35.5)%		(516,306,975)
Total Net Assets - 100.0%		$ 1,455,945,443

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

Centrally Cleared Interest Rate Swap Agreements††
Counterparty	Exchange	Floating Rate Type	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Value	Upfront Premiums Paid	Unrealized Depreciation**
BofA Securities, Inc.	CME	Pay	U.S. Secured Overnight Financing Rate	2.78%	Annually	07/18/27	$143,900,000	$(2,019,276)	$923	$(2,020,199)

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank plc	GBP	Sell	20,499,000	25,042,460 USD	09/16/22	$1,226,419
JPMorgan Chase Bank, N.A.	EUR	Sell	27,018,000	27,956,420 USD	09/16/22	787,665
Goldman Sachs International	CAD	Sell	11,797,000	9,250,300 USD	09/16/22	266,721
UBS AG	EUR	Sell	1,853,000	1,964,028 USD	09/30/22	98,912
Morgan Stanley Capital Services LLC	CAD	Buy	161,000	122,991 USD	09/16/22	(387)
Citibank, N.A.	CAD	Buy	60,000	46,474 USD	09/16/22	(784)
UBS AG	EUR	Sell	135,000	134,320 USD	09/16/22	(1,433)
Barclays Bank plc	EUR	Sell	1,105,000	1,102,836 USD	09/16/22	(8,330)
Barclays Bank plc	EUR	Buy	500,000	513,813 USD	09/16/22	(11,023)
						$2,357,760

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊	Variable rate security. Rate indicated is the rate effective at August 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1	Special Purpose Acquisition Company (SPAC).
2	All or a portion of these securities have been physically segregated in connection with borrowings, options, reverse repurchase agreements and unfunded loan commitments. As of August 31, 2022, the total value of segregated securities was $571,682,038.
3	Affiliated issuer.
4	Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.
5	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $696,291,199 (cost $784,530,011), or 47.8% of total net assets.
6	Rate indicated is the 7-day yield as of August 31, 2022.
7	Variable rate security. Rate indicated is the rate effective at August 31, 2022. The rate is linked to the volatility-adjusted performance of the series 1 securities due 2069 of the underlying company, Alphas Managed Accounts Platform LXXIX Limited.
8	Perpetual maturity.
9	Security is in default of interest and/or principal obligations.
10	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $3,858,086 (cost $9,302,672), or 0.3% of total net assets — See Note 7.
11	Payment-in-kind security.
12	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
13	Security is a step up/down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate at August 31, 2022. See table below for additional step information for each security.
14	Security is an interest-only strip.
15	Zero coupon rate security.
16	Security is a principal-only strip.
17	All or a portion of this security is pledged as interest rate swap collateral at August 31, 2022.
18	Security is unsettled at period end and does not have a stated effective rate.

BofA — Bank of America
CAD — Canadian Dollar
CME — Chicago Mercantile Exchange
EUR — Euro

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

EURIBOR — European Interbank Offered Rate
GBP — British Pound
LIBOR — London Interbank Offered Rate
plc — Public Limited Company
PPV — Public-Private Venture
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate
SONIA — Sterling Overnight Index Average
WAC — Weighted Average Coupon

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at August 31, 2022 (See Note 4 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 196,059,933	$ 3,606,881	$ 897,956	$ 200,564,770
Preferred Stocks	—	84,675,763	871,771	85,547,534
Warrants	117,419	—	12	117,431
Exchange-Traded Funds	82,410,755	—	—	82,410,755
Closed-End Funds	35,371,969	—	—	35,371,969
Money Market Funds	17,643,185	—	—	17,643,185
Corporate Bonds	—	658,452,495	30,520,701	688,973,196
Senior Floating Rate Interests	—	350,512,228	136,975,560	487,487,788
Asset-Backed Securities	—	167,377,329	27,907,068	195,284,397
Collateralized Mortgage Obligations	—	147,132,410	5,539,358	152,671,768
U.S. Government Securities	—	19,373,323	—	19,373,323
Foreign Government Debt	—	3,134,100	—	3,134,100
Convertible Bonds	—	1,690,100	—	1,690,100
Municipal Bonds	—	355,851	—	355,851
Senior Fixed Rate Interests	—	159,229	—	159,229
Options Purchased	11,027,565	—	—	11,027,565
Forward Foreign Currency Exchange Contracts**	—	2,379,717	—	2,379,717
Total Assets	$ 342,630,826	$ 1,438,849,426	$ 202,712,426	$ 1,984,192,678

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$ 6,753,030	$ 2,807,513	$ —	$ 9,560,543
Interest Rate Swap Agreements**	—	2,020,199	—	2,020,199
Forward Foreign Currency Exchange Contracts**	—	21,957	—	21,957
Unfunded Loan Commitments (Note 6)	—	—	598,348	598,348
Total Liabilities	$ 6,753,030	$ 4,849,669	$ 598,348	$ 12,201,047

** This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed Schedule of Investments for a breakdown of investment type by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $335,789,044 are categorized as Level 2 within the disclosure hierarchy — See Note 3.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at August 31, 2022	Valuation Technique	Unobservable Inputs	Input Range	Weighted Average*
Assets:
Asset-Backed Securities	$13,862,000	Third Party Pricing	Trade Price	—	—
Asset-Backed Securities	8,389,305	Yield Analysis	Yield	4.5%-13.0%	6.9%
Asset-Backed Securities	5,655,763	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Collateralized Mortgage Obligations	5,539,358	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Common Stocks	555,229	Enterprise Value	Valuation Multiple	1.5x-17.8x	8.5x
Common Stocks	341,710	Model Price	Purchase Price	—	—
Common Stocks	1,017	Model Price	Liquidation Value	—	—
Corporate Bonds	29,316,817	Option adjusted spread off prior month end broker quote	Broker Quote	—	—
Corporate Bonds	876,887	Yield Analysis	Yield	5.0%	—
Corporate Bonds	248,247	Model Price	Purchase Price	—	—
Corporate Bonds	78,750	Third Party Pricing	Vendor Price	—	—
Preferred Stocks	871,771	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	93,756,193	Third Party Pricing	Broker Quote	—	—
Senior Floating Rate Interests	32,462,782	Yield Analysis	Yield	7.1%-11.5%	8.9%
Senior Floating Rate Interests	6,305,911	Model Price	Purchase Price	—	—
Senior Floating Rate Interests	2,970,000	Third Party Pricing	Trade Price	—	—
Senior Floating Rate Interests	1,022,277	Model Price	Market Comparable Yields	11.5%	—
Senior Floating Rate Interests	458,397	Third Party Pricing	Vendor Price	—	—
Warrants	12	Model Price	Liquidation Value	—	—
Total Assets	$202,712,426
Liabilities:
Unfunded Loan Commitments	$598,348	Model Price	Purchase Price	—	—

* Inputs are weighted by the fair value of the instruments.

Significant changes in a quote, yield, market comparable yields, liquidation value or valuation multiple would generally result in significant changes in the fair value of the security.

The Fund’s fair valuation leveling guidelines classify a single daily broker quote, or a vendor price based on a single daily or monthly broker quote, as Level 3, if such a quote or price cannot be supported with other available market information.

Guggenheim Strategic Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

Transfer between Level 2 and Level 3 may occur as markets fluctuate and/or the availability of data used in an investment’s valuation changes. For the period ended August 31, 2022, the Fund had securities with a total value of $43,921,008 transfer into Level 3 from Level 2 due to a lack of observable inputs and had securities with a total value of $12,379,659 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended August 31, 2022:

	Assets								Liabilities
	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Senior Floating Rate Interests	Common Stocks	Preferred Stocks	Warrants	Total Assets	Unfunded Loan Commitments
Beginning Balance	$23,840,586	$5,761,054	$32,918,506	$102,508,562	$2,567,512	$855,025	$-	$168,451,245	$(655,716)
Purchases/(Receipts)	4,984,000	-	-	10,195,295	-	-	-	15,179,295	(185,964)
(Sales, maturities and paydowns)/Fundings	(337,925)	(6,088)	(1,490,729)	(6,836,767)	-	-	-	(8,671,509)	214,635
Amortization of premiums/discounts	168,622	(2,101)	257,907	167,525	-	-	-	591,953	(5)
Total realized gains (losses) included in earnings	(1,092)	-	-	(7,815)	-	-	-	(8,907)	5,339
Total change in unrealized appreciation (depreciation) included in earnings	(747,123)	(213,507)	(1,243,733)	(2,299,415)	116,020	16,746	12	(4,371,000)	23,363
Transfers into Level 3	-	-	78,750	43,842,258	-	-	-	43,921,008	-
Transfers out of Level 3	-	-	-	(10,594,083)	(1,785,576)	-	-	(12,379,659)	-
Ending Balance	$27,907,068	$5,539,358	$30,520,701	$136,975,560	$897,956	$871,771	$12	$202,712,426	$(598,348)
Net change in unrealized appreciation (depreciation) for investments in Level 3 securities still held at August 31, 2022	$(746,874)	$(213,507)	$(1,243,733)	$(1,740,713)	$(21,332)	$16,746	$12	$(3,949,401)	$(35,248)

Step Coupon Bonds

The following table discloses additional information related to step coupon bonds held by the Fund. Certain securities are subject to multiple rate changes prior to maturity. For those securities, a range of rates and corresponding dates have been provided.

Name	Coupon Rate at Next Reset Date	Next Rate Reset Date	Future Reset Rate	Future Reset Date
Citigroup Mortgage Loan Trust 2022-A, 6.17% due 09/25/62	9.17%	09/25/25	10.17%	09/25/26
GAIA Aviation Ltd. 2019-1, 3.97% due 12/15/44	2.00%	11/15/26	—	—
NYMT Loan Trust 2022-SP1, 5.25% due 07/25/62	8.25%	07/01/25	9.25%	07/01/26

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of acompany, or control of or by, or common control under Guggenheim Investments,result in that company being considered an affiliated issuer, as defined in the 1940 Act.

Transactions during the period ended August 31, 2022, in which the company is an affiliated issuer, were as follows:

Security Name	Value 05/31/22	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 08/31/22	Shares 08/31/22
Common Stocks
BP Holdco LLC*	$85,334	$–	$–	$–	$(11,936)	$73,398	121,041
Targus Group International Equity, Inc.*	113,897	–	–	–	(986)	112,911	45,049
	$199,231	$–	$–	$–	$(12,922)	$186,309

*	Non-income producing security.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

Note 1 – Organization

Guggenheim Strategic Opportunities Fund (the “Fund”) was organized as a Delaware statutory trust on November 13, 2006. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to maximize total return through a combination of current income and capital appreciation.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Note 2 – Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund's securities and/or other assets.

Valuations of the Fund's securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

Funds Investment Advisors, LLC (“GFIA” or the “Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Valuation Committee concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using a third party pricing vendor.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Valuation Committee.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of interest rate swap agreements entered into by the Fund is valued on the basis of the last sale price on the primary exchange on which the swap is traded. The values of other swap agreements entered into by the Fund generally be valued using an evaluated price provided by a third party pricing vendor.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

The Fund may acquire an interest in a special purpose acquisition company (“SPAC”) in an initial public offering or a secondary market transaction. SPAC investments carry many of the same risks as investments in initial public offering securities, such as erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history, and higher transaction costs. An investment in a SPAC is typically subject to a higher risk of dilution by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC and interests in SPACs may be illiquid and/or be subject to restrictions on resale. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. SPAC investments are also subject to the risk that a significant portion of the funds raised by the SPAC may be expended during the search for a target acquisition or merger and that the SPAC may have limited time in which to conduct due diligence on potential business combination targets. Because SPACs are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Among other conflicts of interest, the economic interests of the management, directors, officers and related parties of a SPAC can differ from the economic interests of

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

public shareholders, which may lead to conflicts as they evaluate, negotiate and recommend business combination transactions to shareholders. This risk may become more acute as the deadline for the completion of a business combination nears. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable.

Note 3 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 2 of these Notes to Schedule of Investments.

Short Sales

A short sale is a transaction in which the Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Schedule of Investments.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing OTC swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive a fixed or variable interest rate on a notional amount of principal. Interest rate swaps are generally centrally-cleared, but central clearing does not make interest rate swap transactions risk free.

Credit default swaps are instruments which allow for the full or partial transfer of third party credit risk, with respect to a particular entity or entities, from one counterparty to the other. The Fund enters into credit default swaps as a “seller” or “buyer” of protection primarily to gain or reduce exposure to the investment grade and/or high yield bond market. A seller of credit default swaps is selling credit protection or assuming credit risk with respect to the underlying entity or entities. The buyer in a credit default swap is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If a credit event occurs, as defined under the terms of the swap agreement, the seller will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. The notional amount reflects the maximum potential amount the seller of credit protection could be required to pay to the buyer if a credit event occurs. The seller of protection receives periodic premium payments from the buyer and may also receive or pay an upfront premium adjustment to the stated periodic payments. In the event a credit default occurs on a credit default swap referencing an index, a factor adjustment will take place and the buyer of protection will receive a payment reflecting the par less the default recovery rate of the defaulted index component based on its weighting in the index. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to the fund selling the credit protection. For a fund utilizing centrally cleared credit default swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. For OTC credit default swaps, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty, or in the case of a credit default swap in which a fund is selling credit protection, the default of a third party issuer.

The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with short sales and the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Foreign Investments

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information and analysis.

Quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may also be used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in a quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

Certain loans and other securities are valued using a single daily broker quote or a price from a third party vendor based on a single daily or monthly broker quote.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

Note 5 – Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At August 31, 2022, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 2,100,798,685	$ 66,851,471	$ (195,060,177)	$ (128,208,706)

Note 6 – Unfunded Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of August 31, 2022. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of August 31, 2022, were as follows:

Borrower	Maturity Date		Face Amount*	Value
Alexander Mann	12/16/24	GBP	1,348,684	$69,736
Avalara, Inc.	08/12/28		700,000	8,750
Care BidCo	05/04/28	EUR	794,304	64,391
Confluent Health LLC	11/30/28		303,717	12,149
Galls LLC	01/31/24		19,217	672
Higginbotham Insurance Agency, Inc.	11/25/26		1,514,739	37,565
Inception Holdco SARL	11/15/22	EUR	3,600,000	–
KKR Core Holding Company LLC	07/15/31		580,000	–
Lightning A	03/01/37		15,052,000	–
Lightning B	03/01/37		1,917,000	–
Polaris Newco LLC	06/04/26		1,920,000	180,460
RLDatix	04/27/26		1,387,999	28,454
Schur Flexibles GmbH	09/01/26	EUR	204,529	–
SCP Eye Care Services LLC	03/16/28		209,527	9,429
Secretariat Advisors LLC	12/29/28		600,000	27,000
Service Logic Acquisition, Inc.	10/29/27		42,246	1,479
SHO Holding I Corp.	04/27/24		166,000	19,920
TGP Holdings LLC	06/29/28		22,510	4,602
The Facilities Group	11/30/27		1,207,701	31,364
Thunderbird A	03/01/37		15,052,000	–
Thunderbird B	03/01/37		1,917,000	–
Vertical (TK Elevator)	01/29/27	EUR	1,354,116	102,377
				$598,348

* The face amount is denominated in U.S. dollars unless otherwise indicated EUR – Euro GBP – British Pound

Note 7– Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Restricted Securities	Acquisition Date	Cost	Value
Atlas Mara Ltd.
due 12/31/21[1]	10/01/15	$945,015	$248,245
Basic Energy Services, Inc.
due 10/15/23[1]	09/25/18	1,042,429	78,750
CBC Insurance Revenue Securitization LLC
2016-1 5.25% due 07/15/46	08/09/19	297,323	282,114
Freddie Mac Military Housing Bonds Resecuritization Trust Certificates
2015-R1 5.94% (WAC) due 11/25/52[2]	09/10/19	3,497,600	3,085,174
Mirabela Nickel Ltd.
due 06/24/19[1]	12/31/13	2,341,590	133,400
Schahin II Finance Co. SPV Ltd.
due 09/25/22[1]	01/08/14	1,178,715	30,403
		$9,302,672	$3,858,086

1	Security is in default of interest and/or principal obligations.
2	Variable rate security. Rate indicated is the rate effective at August 31, 2022. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	August 31, 2022

Note 8 – COVID-19 and Other Market Risks

The COVID-19 pandemic and the recovery response has caused and continues to cause at times reduced consumer demand and economic output, supply chain disruptions, market closures, travel restrictions, quarantines, and disparate global vaccine distributions. As with other serious economic disruptions, governmental authorities and regulators have responded in recent years to this situation with significant fiscal and monetary policy changes. These included providing direct capital infusions into companies, introducing new monetary programs, and lowering interest rates. In some cases, these responses resulted in high inflation, low interest rates, and negative interest rates (which have since risen). Recently, the United States and other governments have also made investments and engaged in infrastructure modernization projects that have also increased public debt and spending. These actions, including their reversal or potential ineffectiveness, could further increase volatility in securities and other financial markets, reduce market liquidity, continue to cause higher inflation, heighten investor uncertainty, and adversely affect the value of the Fund’s investments and the performance of the Fund. These actions also contribute to a risk that asset prices have a high degree of correlation across markets and asset classes. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund will depend on future developments, which are highly uncertain and difficult to predict.

The value of, or income generated by, the investments held by the Fund is subject to the possibility of rapid and unpredictable fluctuation, and loss. These movements may result from factors affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region and economies, markets and issuers generally because of the increasingly interconnected global economies and financial markets.

OTHER INFORMATION (Unaudited)	August 31, 2022

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.